GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.0%
Aerospace & Defense – 1.0%
53,822 General Dynamics Corp. $ 13,831,177
7,588 HEICO Corp. 1,813,077
15,644,254
Air Freight & Logistics – 0.2%
22,139 United Parcel Service, Inc.,
Class B 2,528,938
Automobiles – 3.5%
133,323 Tesla, Inc.* 53,942,486
Beverages – 1.1%
342,985 Monster Beverage Corp.* 16,706,799
Biotechnology – 1.8%
98,670 Natera, Inc.* 17,456,697
13,737 Neurocrine Biosciences, Inc.* 2,085,551
7,392 Regeneron Pharmaceuticals,
Inc.* 4,974,668
16,131 Sarepta Therapeutics, Inc.* 1,834,417
49,846 Ultragenyx Pharmaceutical, Inc.* 2,144,874
28,496,207
Broadline Retail – 6.6%
419,130 Amazon.com, Inc.* 99,618,818
78,088 Coupang, Inc. (South Korea)* 1,835,849
101,454,667
Capital Markets – 2.1%
22,289 Ameriprise Financial, Inc. 12,110,951
66,227 CME Group, Inc. 15,664,010
6,960 Coinbase Global, Inc., Class A* 2,027,657
1,826 Evercore, Inc., Class A 531,859
39,449 Robinhood Markets, Inc., Class
A* 2,049,375
32,383,852
Chemicals – 1.2%
74,330 Ecolab, Inc. 18,596,623
Commercial Services & Supplies – 1.0%
75,540 Cintas Corp. 15,151,058
Communications Equipment – 0.7%
96,280 Arista Networks, Inc.* 11,094,344
Construction & Engineering – 0.8%
30,131 Comfort Systems USA, Inc. 13,159,714
Consumer Staples Distribution & Retail – 1.1%
7,209 Costco Wholesale Corp. 7,063,955
73,237 Target Corp. 10,100,115
17,164,070
Diversified Telecommunication Services – 0.0%
22,112 Verizon Communications, Inc. 870,992
Electronic Equipment, Instruments & Components – 0.1%
18,123 Amphenol Corp., Class A 1,282,746
Entertainment – 1.0%
6,555 Netflix, Inc.* 6,402,662
130,086 ROBLOX Corp., Class A* 9,245,212
15,647,874
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – 3.4%
4,274 Equitable Holdings, Inc. $ 232,591
63,185 Fiserv, Inc.* 13,650,487
18,900 Mastercard, Inc., Class A 10,497,627
420,796 Toast, Inc., Class A* 17,218,972
30,617 Visa, Inc., Class A 10,464,891
52,064,568
Ground Transportation – 0.2%
204,871 Lyft, Inc., Class A* 2,773,953
Health Care Equipment & Supplies – 0.3%
17,338 Penumbra, Inc.* 4,628,726
Health Care Providers & Services – 0.8%
56,485 Tenet Healthcare Corp.* 7,958,172
23,226 Universal Health Services, Inc.,
Class B 4,379,494
12,337,666
Health Care Technology – 0.5%
32,671 Veeva Systems, Inc., Class A* 7,620,837
Hotels, Restaurants & Leisure – 3.3%
133,036 Airbnb, Inc., Class A* 17,450,332
3,762 Booking Holdings, Inc. 17,822,701
77,539 DoorDash, Inc., Class A* 14,641,689
49,914,722
Independent Power and Renewable Electricity Producers – 0.1%
6,307 Vistra Corp. 1,059,765
Insurance – 0.3%
9,256 Kinsale Capital Group, Inc. 4,090,597
Interactive Media & Services – 13.1%
202,438 Alphabet, Inc., Class A 41,301,401
369,228 Alphabet, Inc., Class C 75,913,277
111,117 Meta Platforms, Inc., Class A 76,579,614
225,203 Pinterest, Inc., Class A* 7,422,691
201,216,983
IT Services – 0.8%
21,653 Gartner, Inc.* 11,753,898
Life Sciences Tools & Services – 1.2%
57,517 IQVIA Holdings, Inc.* 11,581,623
18,937 Medpace Holdings, Inc.* 6,611,854
18,193,477
Media – 1.1%
148,514 Trade Desk, Inc. (The), Class A* 17,625,642
Personal Care Products – 0.1%
10,029 elf Beauty, Inc.* 1,001,997
Pharmaceuticals – 2.4%
20,243 Eli Lilly & Co. 16,418,692
12,272 Merck & Co., Inc. 1,212,719
109,542 Zoetis, Inc. 18,720,728
36,352,139
Professional Services – 1.8%
2,275 Automatic Data Processing, Inc. 689,348
37,840 Broadridge Financial Solutions,
Inc. 9,014,245
61,450 Equifax, Inc. 16,885,231

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
Shares Description Value
aa
Common Stocks – (continued)
Professional Services – (continued)
6,588 Paylocity Holding Corp.* $ 1,353,966
27,942,790
Semiconductors & Semiconductor Equipment – 14.3%
39,126 Advanced Micro Devices, Inc.* 4,536,660
295,908 Broadcom, Inc. 65,475,563
1,243,025 NVIDIA Corp. 149,250,012
219,262,235
Software – 16.9%
57,160 Adobe, Inc.* 25,004,642
25,175 Crowdstrike Holdings, Inc.,
Class A* 10,021,412
115,887 Datadog, Inc., Class A* 16,538,234
6,235 Fair Isaac Corp.* 11,681,647
2,646 HubSpot, Inc.* 2,062,636
5,275 Intuit, Inc. 3,172,965
346,023 Microsoft Corp. 143,620,306
42,874 Oracle Corp. 7,291,153
20,950 RingCentral, Inc., Class A* 729,479
23,554 ServiceNow, Inc.* 23,986,923
80,870 Teradata Corp.* 2,580,562
11,887 Workday, Inc., Class A* 3,115,107
48,626 Zscaler, Inc.* 9,851,141
259,656,207
Specialized REITs – 0.9%
15,098 Equinix, Inc. REIT 13,794,439
Specialty Retail – 1.2%
2,835 CarMax, Inc.* 242,789
6,139 Carvana Co.* 1,519,280
1,474 Home Depot, Inc. (The) 607,258
8,292 Murphy USA, Inc. 4,170,130
7,905 TJX Cos., Inc. (The) 986,465
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
22,991 Ulta Beauty, Inc.* $ 9,475,741
8,123 Williams-Sonoma, Inc. 1,716,958
18,718,621
Technology Hardware, Storage & Peripherals – 12.3%
799,112 Apple, Inc. 188,590,432
Textiles, Apparel & Luxury Goods – 0.8%
30,685 Lululemon Athletica, Inc.* 12,709,727
TOTAL COMMON STOCKS
(Cost $852,381,132)
1,505,434,045
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,029,312 4.308% 6,029,312
(Cost $6,029,312)
TOTAL INVESTMENTS – 98.4%
(Cost $858,410,444)
$ 1,511,463,357
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
24,633,150
NET ASSETS – 100.0%
$ 1,536,096,507
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 81 03/21/25 $ 24,572,363 $ (163,553)

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.0%
Aerospace & Defense – 3.8%
28,289 General Dynamics Corp. $ 7,269,707
16,823 General Electric Co. 3,424,658
14,670 Northrop Grumman Corp. 7,148,251
48,632 Textron, Inc. 3,720,834
21,563,450
Air Freight & Logistics – 1.2%
57,906 United Parcel Service, Inc.,
Class B 6,614,602
Automobile Components – 0.3%
18,300 Lear Corp. 1,721,847
Banks – 6.8%
25,325 Bank of America Corp. 1,172,548
110,751 Citigroup, Inc. 9,018,454
25,433 Commerce Bancshares, Inc. 1,698,924
12,681 Cullen/Frost Bankers, Inc. 1,767,731
38,077 JPMorgan Chase & Co. 10,177,982
21,131 PNC Financial Services Group,
Inc. (The) 4,246,275
16,676 Prosperity Bancshares, Inc. 1,334,080
114,389 Wells Fargo & Co. 9,013,853
38,429,847
Beverages – 1.9%
90,425 Brown-Forman Corp., Class B 2,984,929
1,985 Coca-Cola Consolidated, Inc. 2,714,726
102,068 Monster Beverage Corp.* 4,971,732
10,671,387
Biotechnology – 3.1%
2,646 Biogen, Inc.* 380,839
17,347 BioMarin Pharmaceutical, Inc.* 1,099,106
9,465 Gilead Sciences, Inc. 919,998
33,206 Natera, Inc.* 5,874,805
10,018 Regeneron Pharmaceuticals,
Inc.* 6,741,914
5,748 Vertex Pharmaceuticals, Inc.* 2,653,736
17,670,398
Building Products – 0.2%
1,813 A O Smith Corp. 122,015
982 Allegion PLC 130,341
11,842 Johnson Controls International
PLC 923,676
1,176,032
Capital Markets – 4.6%
422 Ameriprise Financial, Inc. 229,298
31,479 CME Group, Inc. 7,445,413
1,308 Coinbase Global, Inc., Class A* 381,060
10,609 Evercore, Inc., Class A 3,090,083
77,366 Franklin Resources, Inc. 1,720,620
2,090 Interactive Brokers Group, Inc.,
Class A 454,450
21,833 Northern Trust Corp. 2,451,627
92,828 Robinhood Markets, Inc., Class
A* 4,822,415
35,086 Stifel Financial Corp. 4,064,713
24,465 Virtu Financial, Inc., Class A 980,068
25,639,747
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – 2.6%
16,592 Axalta Coating Systems Ltd.* $ 596,317
5,240 Ecolab, Inc. 1,310,996
36,803 Element Solutions, Inc. 949,885
1,670 International Flavors &
Fragrances, Inc. 145,440
23,334 Linde PLC 10,409,764
2,323 NewMarket Corp. 1,156,900
14,569,302
Communications Equipment – 1.9%
175,033 Cisco Systems, Inc. 10,607,000
Construction & Engineering – 1.1%
13,305 AECOM 1,402,879
4,934 Comfort Systems USA, Inc. 2,154,925
1,455 EMCOR Group, Inc. 651,927
13,475 MasTec, Inc.* 1,955,088
6,164,819
Construction Materials – 1.0%
57,799 CRH PLC 5,723,835
Consumer Finance – 1.4%
35,304 Capital One Financial Corp. 7,191,778
4,815 OneMain Holdings, Inc. 267,425
2,016 Synchrony Financial 139,064
7,598,267
Consumer Staples Distribution & Retail – 1.9%
3,310 BJ's Wholesale Club Holdings,
Inc.* 327,856
50,324 Target Corp. 6,940,183
2,708 US Foods Holding Corp.* 192,078
33,594 Walmart, Inc. 3,297,587
10,757,704
Containers & Packaging – 0.4%
3,482 Crown Holdings, Inc. 305,929
8,126 Packaging Corp. of America 1,728,075
2,034,004
Diversified Consumer Services – 0.1%
1,034 Bright Horizons Family
Solutions, Inc.* 126,768
4,758 Service Corp. International 371,695
498,463
Diversified Telecommunication Services – 1.6%
231,659 Verizon Communications, Inc. 9,125,048
Electric Utilities – 2.1%
6,502 Edison International 351,108
8,558 Exelon Corp. 342,320
31,756 NextEra Energy, Inc. 2,272,459
228,891 PG&E Corp. 3,582,144
77,104 Xcel Energy, Inc. 5,181,389
11,729,420
Electrical Equipment – 2.3%
31,216 AMETEK, Inc. 5,761,225
18,761 Eaton Corp. PLC 6,124,341
13,985 nVent Electric PLC 910,283
12,795,849

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.1%
5,679 Amphenol Corp., Class A $ 401,960
Energy Equipment & Services – 1.4%
7,465 Baker Hughes Co. 344,733
102,236 Halliburton Co. 2,660,181
4,804 NOV, Inc. 69,418
105,946 Schlumberger NV 4,267,505
25,787 TechnipFMC PLC (United
Kingdom) 774,899
8,116,736
Entertainment – 0.4%
4,420 ROBLOX Corp., Class A* 314,129
22,167 Roku, Inc.* 1,834,541
2,148,670
Financial Services – 5.8%
37,502 Berkshire Hathaway, Inc., Class
B* 17,576,062
25,636 Euronet Worldwide, Inc.* 2,525,146
32,528 Fiserv, Inc.* 7,027,349
112,005 Toast, Inc., Class A* 4,583,245
12,327 Voya Financial, Inc. 875,094
32,586,896
Food Products – 0.4%
6,355 Mondelez International, Inc.,
Class A 368,527
31,707 Tyson Foods, Inc., Class A 1,791,128
2,159,655
Gas Utilities – 0.2%
7,778 Atmos Energy Corp. 1,108,443
Ground Transportation – 0.1%
3,417 Avis Budget Group, Inc.* 306,505
25,048 Lyft, Inc., Class A* 339,150
645,655
Health Care Equipment & Supplies – 2.5%
33,749 Abbott Laboratories 4,317,510
929 Align Technology, Inc.* 203,553
3,574 GE HealthCare Technologies,
Inc. 315,584
72,477 Medtronic PLC 6,582,361
15,476 Teleflex, Inc. 2,789,394
14,208,402
Health Care Providers & Services – 4.8%
18,677 Encompass Health Corp. 1,854,066
23,371 Quest Diagnostics, Inc. 3,811,810
27,093 Tenet Healthcare Corp.* 3,817,133
25,455 UnitedHealth Group, Inc. 13,809,083
20,065 Universal Health Services, Inc.,
Class B 3,783,456
27,075,548
Hotel & Resort REITs – 0.4%
167,304 Park Hotels & Resorts, Inc. REIT 2,256,931
Hotels, Restaurants & Leisure – 3.1%
38,513 Airbnb, Inc., Class A* 5,051,750
935 Booking Holdings, Inc. 4,429,619
16,866 DoorDash, Inc., Class A* 3,184,807
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
13,600 Marriott International, Inc.,
Class A $ 3,952,024
4,486 Wyndham Hotels & Resorts, Inc. 471,120
17,089,320
Household Durables – 0.0%
699 TopBuild Corp.* 239,533
Household Products – 2.1%
70,514 Procter & Gamble Co. (The) 11,704,619
Independent Power and Renewable Electricity Producers – 0.3%
171,676 AES Corp. (The) 1,888,436
Industrial REITs – 1.3%
53,457 Prologis, Inc. REIT 6,374,747
4,143 Rexford Industrial Realty, Inc.
REIT 168,454
22,210 STAG Industrial, Inc. REIT 759,138
7,302,339
Insurance – 3.8%
15,043 Allstate Corp. (The) 2,893,220
8,796 Arthur J Gallagher & Co. 2,654,809
6,036 CNA Financial Corp. 296,126
16,284 Loews Corp. 1,391,468
16,898 Marsh & McLennan Cos., Inc. 3,664,838
6,061 Principal Financial Group, Inc. 499,730
25,476 Travelers Cos., Inc. (The) 6,246,206
63,527 W R Berkley Corp. 3,737,293
21,383,690
Interactive Media & Services – 1.0%
8,255 Meta Platforms, Inc., Class A 5,689,181
IT Services – 1.4%
6,838 Accenture PLC, Class A (Ireland) 2,632,288
4,712 Gartner, Inc.* 2,557,815
9,488 VeriSign, Inc.* 2,039,920
7,230,023
Leisure Products – 0.5%
143,856 Mattel, Inc.* 2,681,476
4,530 YETI Holdings, Inc.* 168,788
2,850,264
Life Sciences Tools & Services – 1.4%
1,009 Danaher Corp. 224,745
31,815 IQVIA Holdings, Inc.* 6,406,268
2,940 Medpace Holdings, Inc.* 1,026,501
7,657,514
Machinery – 2.7%
2,439 Otis Worldwide Corp. 232,729
38,641 PACCAR, Inc. 4,284,514
8,196 Parker-Hannifin Corp. 5,794,982
14,080 Snap-on, Inc. 5,000,512
15,312,737
Marine Transportation – 0.1%
6,763 Kirby Corp.* 738,181
Media – 2.0%
11,464 Charter Communications, Inc.,
Class A* 3,960,698

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Media – (continued)
4,252 Comcast Corp., Class A $ 143,122
44,861 Fox Corp., Class A 2,295,986
41,831 New York Times Co. (The),
Class A 2,271,423
43,176 News Corp., Class A 1,214,109
11,475 Trade Desk, Inc. (The), Class A* 1,361,853
11,247,191
Metals & Mining – 0.7%
5,202 ATI, Inc.* 296,982
87,057 Freeport-McMoRan, Inc. 3,120,994
4,617 Nucor Corp. 592,961
4,010,937
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
86,939 AGNC Investment Corp. REIT 866,782
Multi-Utilities – 0.9%
3,507 DTE Energy Co. 420,419
54,269 Sempra 4,500,528
4,920,947
Oil, Gas & Consumable Fuels – 5.1%
41,786 Antero Midstream Corp. 670,248
49,816 Antero Resources Corp.* 1,859,133
26,638 Chevron Corp. 3,974,123
37,606 ConocoPhillips 3,716,601
12,058 Devon Energy Corp. 411,178
1,785 DT Midstream, Inc. 180,428
44,594 Exxon Mobil Corp. 4,763,977
243,105 Kinder Morgan, Inc. 6,680,525
19,106 Marathon Petroleum Corp. 2,783,935
2,445 Matador Resources Co. 141,810
32,464 Ovintiv, Inc. 1,370,630
12,667 Range Resources Corp. 469,186
24,495 Williams Cos., Inc. (The) 1,357,758
28,379,532
Passenger Airlines – 0.7%
21,478 Alaska Air Group, Inc.* 1,573,264
12,355 Delta Air Lines, Inc. 831,121
17,160 United Airlines Holdings, Inc.* 1,816,214
4,220,599
Pharmaceuticals – 3.7%
16,915 Bristol-Myers Squibb Co. 997,139
178,889 Elanco Animal Health, Inc.* 2,152,035
83,744 Johnson & Johnson 12,741,650
40,678 Pfizer, Inc. 1,078,781
164,097 Viatris, Inc. 1,851,014
12,195 Zoetis, Inc. 2,084,125
20,904,744
Professional Services – 1.6%
3,468 Broadridge Financial Solutions,
Inc. 826,147
23,124 Equifax, Inc. 6,354,013
8,624 FTI Consulting, Inc.* 1,684,698
7,587 Parsons Corp.* 601,422
9,466,280
Shares Description Value
aa
Common Stocks – (continued)
Real Estate Management & Development – 1.1%
79,678 CoStar Group, Inc.* $ 6,103,335
Residential REITs – 0.7%
20,919 Camden Property Trust REIT 2,378,699
1,445 Essex Property Trust, Inc. REIT 411,204
37,409 Invitation Homes, Inc. REIT 1,165,290
3,955,193
Semiconductors & Semiconductor Equipment – 2.0%
9,638 Advanced Micro Devices, Inc.* 1,117,526
4,353 Broadcom, Inc. 963,188
28,350 Marvell Technology, Inc. 3,199,581
9,585 Micron Technology, Inc. 874,535
27,068 Texas Instruments, Inc. 4,997,024
11,151,854
Software – 1.7%
7,544 Adobe, Inc.* 3,300,123
59,154 Dropbox, Inc., Class A* 1,901,801
70 Fair Isaac Corp.* 131,149
32,395 Informatica, Inc., Class A* 831,904
2,339 MicroStrategy, Inc., Class A* 783,074
21,593 Nutanix, Inc., Class A* 1,484,843
859 ServiceNow, Inc.* 874,788
9,307,682
Specialized REITs – 1.6%
8,174 Equinix, Inc. REIT 7,468,257
6,725 Extra Space Storage, Inc. REIT 1,035,650
12,971 Millrose Properties, Inc., Class
A REIT* 120,626
2,480 Public Storage REIT 740,231
9,364,764
Specialty Retail – 1.0%
54,263 CarMax, Inc.* 4,647,083
2,648 Carvana Co.* 655,327
4,931 GameStop Corp., Class A* 132,644
5,435,054
Technology Hardware, Storage & Peripherals – 1.3%
24,763 Apple, Inc. 5,844,068
15,135 Dell Technologies, Inc., Class C 1,567,986
7,412,054
Textiles, Apparel & Luxury Goods – 0.6%
2,726 Birkenstock Holding PLC
(Germany)* 161,215
42,552 Skechers USA, Inc., Class A* 3,205,868
3,367,083
Tobacco – 0.9%
92,436 Altria Group, Inc. 4,827,932
Trading Companies & Distributors – 0.1%
2,666 SiteOne Landscape Supply, Inc.* 379,372
TOTAL COMMON STOCKS
(Cost $508,018,875)
550,207,089

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,649,756 4.308% $ 1,649,756
(Cost $1,649,756)
TOTAL INVESTMENTS – 98.3%
(Cost $509,668,631)
$ 551,856,845
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
9,335,451
NET ASSETS – 100.0%
$ 561,192,296
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 32 03/21/25 $ 9,707,600 $ (49,636)

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.8%
Aerospace & Defense – 1.0%
18,093 Archer Aviation, Inc., Class A* $ 170,979
54,581 Kratos Defense & Security
Solutions, Inc.* 1,821,368
1,971 Mercury Systems, Inc.* 82,171
4,847 Park Aerospace Corp. 70,233
73,441 Rocket Lab USA, Inc.*
(a)
2,133,461
7,073 Triumph Group, Inc.* 132,548
4,410,760
Automobile Components – 0.8%
92,250 American Axle & Manufacturing
Holdings, Inc.* 482,468
4,133 Cooper-Standard Holdings, Inc.* 63,731
13,544 Fox Factory Holding Corp.* 370,022
241,132 Goodyear Tire & Rubber Co.
(The)* 2,138,841
44,929 Holley, Inc.* 137,034
417 LCI Industries 43,697
9,900 Luminar Technologies, Inc.*
(a)
56,925
2,432 Modine Manufacturing Co.* 246,726
11,866 Stoneridge, Inc.* 61,347
3,600,791
Banks – 9.4%
17,201 Amalgamated Financial Corp. 601,003
30,359 Ameris Bancorp 1,993,068
13,134 BancFirst Corp. 1,563,997
37,053 BankUnited, Inc. 1,523,249
15,176 Berkshire Hills Bancorp, Inc. 446,326
66,582 Cadence Bank 2,343,687
6,775 Capital City Bank Group, Inc. 249,930
205,398 Capitol Federal Financial, Inc. 1,222,118
7,125 Central Pacific Financial Corp. 212,966
6,122 Community Trust Bancorp, Inc. 327,588
79,919 CVB Financial Corp. 1,665,512
3,709 Dime Community Bancshares,
Inc. 115,832
942 Enterprise Financial Services
Corp. 56,369
1,164 Equity Bancshares, Inc., Class A 50,750
951 Esquire Financial Holdings, Inc. 84,991
1,325 FB Financial Corp. 69,973
6,945 First Bancorp, Inc. (The) 179,459
61,156 First BanCorp. (Puerto Rico) 1,269,599
5,506 First Busey Corp. 133,686
48,142 First Commonwealth Financial
Corp. 803,009
34,856 First Financial Bankshares, Inc. 1,298,735
4,722 First Internet Bancorp 153,796
7,656 Flushing Financial Corp. 106,801
21,698 Fulton Financial Corp. 441,337
35,567 Hancock Whitney Corp. 2,124,773
56,806 Hanmi Financial Corp. 1,364,480
33,792 Heritage Financial Corp. 868,454
3,194 Hilltop Holdings, Inc. 96,395
3,612 Home Bancorp, Inc. 181,323
2,460 HomeTrust Bancshares, Inc. 90,454
24,519 Hope Bancorp, Inc. 285,892
13,454 Independent Bank Corp. 903,571
6,333 Independent Bank Corp. 230,521
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
28,002 International Bancshares Corp. $ 1,845,052
6,385 Metrocity Bankshares, Inc. 197,041
18,159 Northeast Community Bancorp,
Inc. 450,343
1,544 Northrim BanCorp, Inc. 131,441
30,665 OFG Bancorp (Puerto Rico) 1,309,702
57,263 Old Second Bancorp, Inc. 1,075,972
1,424 Origin Bancorp, Inc. 53,998
4,592 Park National Corp. 779,308
22,687 PCB Bancorp 437,632
9,877 Preferred Bank 902,363
15,581 Provident Financial Services, Inc. 289,339
5,491 Red River Bancshares, Inc. 306,398
22,356 Renasant Corp. 869,201
4,536 Sierra Bancorp 136,715
1,774 SmartFinancial, Inc. 62,551
1,605 Southern First Bancshares, Inc.* 59,064
34,216 Southside Bancshares, Inc. 1,075,409
3,285 SouthState Corp. 346,863
2,513 Stellar Bancorp, Inc. 71,369
9,003 Stock Yards Bancorp, Inc. 663,611
21,217 Texas Capital Bancshares, Inc.* 1,675,082
4,325 Timberland Bancorp, Inc. 129,837
39,394 TrustCo Bank Corp. 1,266,911
17,870 UMB Financial Corp. 2,106,873
5,278 United Community Banks, Inc. 175,071
8,008 Veritex Holdings, Inc. 214,614
2,474 Washington Trust Bancorp, Inc. 81,073
27,451 WesBanco, Inc. 961,883
9,270 Westamerica BanCorp 479,815
41,214,175
Beverages – 0.3%
9,019 National Beverage Corp. 379,249
29,827 Primo Brands Corp., Class A 965,500
1,344,749
Biotechnology – 7.4%
136,177 ACADIA Pharmaceuticals, Inc.* 2,541,063
55,131 ADMA Biologics, Inc.* 890,366
6,151 Akero Therapeutics, Inc.* 332,646
277,803 Amicus Therapeutics, Inc.* 2,661,353
30,390 Annexon, Inc.* 116,698
734 Arcellx, Inc.* 50,007
2,577 Arcturus Therapeutics Holdings,
Inc.* 43,732
27,564 Arcus Biosciences, Inc.* 355,576
9,899 Arrowhead Pharmaceuticals,
Inc.* 196,792
96,281 Aurinia Pharmaceuticals, Inc.
(Canada)* 765,434
3,398 BioCryst Pharmaceuticals, Inc.* 26,844
6,425 Biohaven Ltd.* 245,756
8,595 Biomea Fusion, Inc.*
(a)
35,927
8,509 Blueprint Medicines Corp.* 957,518
18,532 Bridgebio Pharma, Inc.* 633,980
13,809 C4 Therapeutics, Inc.* 47,917
22,057 CareDx, Inc.* 513,928
110,647 Catalyst Pharmaceuticals, Inc.* 2,496,196
13,236 Celldex Therapeutics, Inc.* 324,150

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
10,635 Cytokinetics, Inc.* $ 526,007
39,271 Denali Therapeutics, Inc.* 915,014
50,627 Design Therapeutics, Inc.* 245,541
15,114 Dyne Therapeutics, Inc.* 214,921
63,807 Editas Medicine, Inc.* 83,587
45,602 Generation Bio Co.* 35,392
41,967 Halozyme Therapeutics, Inc.* 2,377,011
27,129 Iovance Biotherapeutics, Inc.* 158,705
33,967 iTeos Therapeutics, Inc.* 256,111
17,383 Keros Therapeutics, Inc.* 198,166
3,617 Krystal Biotech, Inc.* 577,779
16,492 Larimar Therapeutics, Inc.* 63,329
3,889 Madrigal Pharmaceuticals, Inc.* 1,302,037
127,241 MannKind Corp.* 736,725
10,714 MeiraGTx Holdings PLC* 67,391
15,343 Myriad Genetics, Inc.* 194,396
5,500 Nuvalent, Inc., Class A* 471,955
9,056 Organogenesis Holdings, Inc.* 33,326
10,688 Protagonist Therapeutics, Inc.* 404,006
12,764 Prothena Corp. PLC (Ireland)* 181,632
60,331 PTC Therapeutics, Inc.* 2,767,986
62,544 RAPT Therapeutics, Inc.* 71,300
7,595 Recursion Pharmaceuticals, Inc.,
Class A* 54,988
187,129 Relay Therapeutics, Inc.* 836,467
3,184 REVOLUTION Medicines, Inc.* 136,753
676 Rhythm Pharmaceuticals, Inc.* 40,175
8,903 Rocket Pharmaceuticals, Inc.* 95,618
194,623 Sutro Biopharma, Inc.* 373,676
30,363 Tenaya Therapeutics, Inc.* 32,185
30,048 TG Therapeutics, Inc.* 952,522
20,791 Twist Bioscience Corp.* 1,088,825
36,059 Vanda Pharmaceuticals, Inc.* 159,020
56,985 Veracyte, Inc.* 2,591,678
15,936 Vericel Corp.* 932,893
32,413,000
Building Products – 0.4%
4,497 Griffon Corp. 340,738
26,686 Janus International Group, Inc.* 221,227
15,747 JELD-WEN Holding, Inc.* 140,463
3,620 Resideo Technologies, Inc.* 81,522
14,061 Tecnoglass, Inc. 1,068,636
1,852,586
Capital Markets – 1.1%
2,240 Artisan Partners Asset
Management, Inc., Class A 100,106
136,320 BGC Group, Inc., Class A 1,300,493
26,251 DigitalBridge Group, Inc. 287,974
2,136 Donnelley Financial Solutions,
Inc.* 141,766
5,461 Moelis & Co., Class A 427,542
58,204 Open Lending Corp.* 352,134
3,783 StoneX Group, Inc.* 414,314
165,924 WisdomTree, Inc. 1,624,396
4,648,725
Chemicals – 1.1%
73,237 Aspen Aerogels, Inc.* 856,141
43,153 Ecovyst, Inc.* 334,867
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
11,453 Hawkins, Inc. $ 1,224,440
3,094 Ingevity Corp.* 140,313
2,963 Innospec, Inc. 335,856
35,050 Mativ Holdings, Inc. 334,727
11,336 Minerals Technologies, Inc. 869,358
5,911 Stepan Co. 374,698
58,281 Tronox Holdings PLC 598,546
5,068,946
Commercial Services & Supplies – 1.5%
1,274 ABM Industries, Inc. 67,981
9,697 ACCO Brands Corp. 51,006
91,910 ACV Auctions, Inc., Class A* 1,944,816
23,000 CECO Environmental Corp.* 651,360
38,593 Deluxe Corp. 894,972
20,916 Driven Brands Holdings, Inc.* 345,323
13,341 Enviri Corp.* 127,807
208,762 Healthcare Services Group, Inc.* 2,315,170
1,086 Liquidity Services, Inc.* 37,630
12,564 OPENLANE, Inc.* 255,175
3,405 Pursuit Attractions and
Hospitality, Inc.* 134,497
6,825,737
Communications Equipment – 0.8%
9,671 Applied Optoelectronics, Inc.* 270,015
3,950 Calix, Inc.* 156,736
15,947 Harmonic, Inc.* 179,882
117,823 NetScout Systems, Inc.* 2,808,900
3,415,533
Construction & Engineering – 2.2%
3,804 Construction Partners, Inc., Class
A* 305,842
30,442 Fluor Corp.* 1,467,609
23,155 Great Lakes Dredge & Dock
Corp.* 254,473
9,384 IES Holdings, Inc.* 2,076,492
21,332 Limbach Holdings, Inc.* 1,972,783
3,106 MYR Group, Inc.* 439,716
13,569 Primoris Services Corp. 1,041,692
14,563 Sterling Infrastructure, Inc.* 2,074,062
9,632,669
Construction Materials – 0.9%
17,819 Knife River Corp.* 1,845,692
21,104 United States Lime & Minerals,
Inc. 2,333,680
4,179,372
Consumer Finance – 1.9%
3,259 Dave, Inc.* 312,277
32,501 Encore Capital Group, Inc.* 1,608,799
20,754 Enova International, Inc.* 2,331,089
54,752 Green Dot Corp., Class A* 485,650
1,791 LendingTree, Inc.* 80,470
38,823 Navient Corp. 530,710
16,245 Regional Management Corp. 581,409
33,290 Upstart Holdings, Inc.* 2,155,361
2,285 World Acceptance Corp.* 322,551
8,408,316

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples Distribution & Retail – 1.2%
2,959 SpartanNash Co. $ 53,943
33,357 Sprouts Farmers Market, Inc.* 5,281,747
1,340 Weis Markets, Inc. 90,530
5,426,220
Containers & Packaging – 0.2%
55,208 O-I Glass, Inc.* 659,184
Diversified Consumer Services – 1.6%
28,182 Adtalem Global Education, Inc.* 3,019,138
121,782 Coursera, Inc.* 938,939
13,035 Frontdoor, Inc.* 780,536
68,667 Mister Car Wash, Inc.* 550,709
3,028 OneSpaWorld Holdings Ltd.
(Bahamas) 64,678
13,064 Strategic Education, Inc. 1,283,277
1,797 Stride, Inc.* 242,415
6,879,692
Diversified REITs – 0.3%
10,081 American Assets Trust, Inc.
REIT 244,767
96,364 Armada Hoffler Properties, Inc.
REIT 942,440
1,187,207
Diversified Telecommunication Services – 0.4%
4,582 AST SpaceMobile, Inc.* 92,740
41,949 Bandwidth, Inc., Class A* 745,434
9,486 Cogent Communications
Holdings, Inc. 714,675
85,352 Globalstar, Inc.* 130,588
55,854 Lumen Technologies, Inc.* 275,919
1,959,356
Electrical Equipment – 2.1%
10,667 American Superconductor
Corp.* 280,222
31,557 Atkore, Inc. 2,570,002
67,686 Blink Charging Co.*
(a)
82,577
29,227 Bloom Energy Corp., Class A* 689,173
97,655 ChargePoint Holdings, Inc.*
(a)
93,964
14,767 Enovix Corp.* 178,090
39,961 GrafTech International Ltd.* 59,941
32,620 NEXTracker, Inc., Class A* 1,644,700
15,418 NuScale Power Corp.*
(a)
367,565
33,960 Plug Power, Inc.*
(a)
63,166
7,610 Powell Industries, Inc. 1,824,726
18,459 Shoals Technologies Group, Inc.,
Class A* 88,234
47,200 Thermon Group Holdings, Inc.* 1,306,496
9,248,856
Electronic Equipment, Instruments & Components – 2.0%
71,241 Arlo Technologies, Inc.* 834,232
8,842 Badger Meter, Inc. 1,891,392
15,783 Fabrinet (Thailand)* 3,412,443
2,405 FARO Technologies, Inc.* 76,287
2,770 Itron, Inc.* 297,387
15,948 Knowles Corp.* 301,896
3,255 Mirion Technologies, Inc.* 51,559
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
21,376 Napco Security Technologies,
Inc. $ 784,499
47,077 nLight, Inc.* 525,850
21,280 Vishay Precision Group, Inc.* 495,824
8,671,369
Energy Equipment & Services – 1.7%
39,743 Borr Drilling Ltd. (Mexico)* 137,908
17,665 Cactus, Inc., Class A 1,054,777
28,323 ChampionX Corp. 811,171
5,095 Kodiak Gas Services, Inc. 238,344
4,199 Nabors Industries Ltd.* 240,267
36,308 Noble Corp. PLC 1,163,671
40,781 Oceaneering International, Inc.* 1,013,408
32,727 Oil States International, Inc.* 166,253
3,879 SEACOR Marine Holdings, Inc.* 26,300
17,330 Seadrill Ltd. (Norway)* 626,653
18,685 Tidewater, Inc.* 1,029,730
60,013 Transocean Ltd.* 235,251
19,364 Valaris Ltd.* 928,310
7,672,043
Entertainment – 0.8%
75,382 AMC Entertainment Holdings,
Inc., Class A* 234,438
60,532 Cinemark Holdings, Inc.* 1,733,031
35,219 Eventbrite, Inc., Class A* 111,644
47,644 Madison Square Garden
Entertainment Corp.* 1,731,383
3,810,496
Financial Services – 3.6%
4,852 Alerus Financial Corp. 102,571
21,388 AvidXchange Holdings, Inc.* 226,713
77,705 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 2,935,695
10,504 Burford Capital Ltd. 147,476
37,753 Enact Holdings, Inc. 1,275,296
97,417 Flywire Corp.* 1,883,071
32,936 Jackson Financial, Inc., Class A 3,103,889
38,224 Merchants Bancorp 1,602,732
7,360 Mr Cooper Group, Inc.* 764,042
23,221 NMI Holdings, Inc., Class A* 896,795
129,773 Payoneer Global, Inc.* 1,375,594
73,420 Remitly Global, Inc.* 1,725,370
382 Sezzle, Inc.* 89,392
3,991 Velocity Financial, Inc.* 73,993
16,202,629
Food Products – 0.2%
2,657 Cal-Maine Foods, Inc. 286,690
3,537 Dole PLC 48,174
4,398 Lancaster Colony Corp. 742,119
1,076,983
Gas Utilities – 0.4%
22,878 ONE Gas, Inc. 1,616,102
Ground Transportation – 0.5%
63,743 Werner Enterprises, Inc. 2,301,122

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.1%
75,399 AtriCure, Inc.* $ 3,006,158
9,926 Avanos Medical, Inc.* 170,926
74,144 Embecta Corp. 1,329,402
16,841 Inmode Ltd.* 289,834
4,919 Inogen, Inc.* 57,503
2,855 Integra LifeSciences Holdings
Corp.* 74,516
22,955 iRadimed Corp. 1,359,166
1,704 iRhythm Technologies, Inc.* 185,480
1,671 LeMaitre Vascular, Inc. 161,970
858 Omnicell, Inc.* 38,601
5,519 Orthofix Medical, Inc.* 101,163
13,252 PROCEPT BioRobotics Corp.* 960,770
16,434 Pulmonx Corp.* 93,345
9,917 STAAR Surgical Co.* 239,892
24,012 Tandem Diabetes Care, Inc.* 889,885
43,741 Treace Medical Concepts, Inc.* 439,597
9,398,208
Health Care Providers & Services – 3.3%
1,877 Addus HomeCare Corp.* 234,925
234,817 agilon health, Inc.* 784,289
45,653 BrightSpring Health Services,
Inc.* 1,077,411
2,616 CorVel Corp.* 303,064
102,832 Enhabit, Inc.* 863,789
6,634 GeneDx Holdings Corp.* 496,555
13,482 Guardant Health, Inc.* 633,384
15,024 HealthEquity, Inc.* 1,658,950
61,565 Hims & Hers Health, Inc.* 2,295,143
64,778 Joint Corp. (The)* 715,797
239,360 LifeStance Health Group, Inc.* 1,907,699
2,859 National Research Corp. 47,659
21,990 PACS Group, Inc.* 319,515
45,568 Pennant Group, Inc. (The)* 1,206,185
58,638 Privia Health Group, Inc.* 1,339,878
92,694 Viemed Healthcare, Inc.* 759,164
14,643,407
Health Care REITs – 0.7%
95,109 CareTrust REIT, Inc. REIT 2,520,388
10,624 Universal Health Realty Income
Trust REIT 414,761
2,935,149
Health Care Technology – 0.9%
57,191 Evolent Health, Inc., Class A* 597,646
33,059 Health Catalyst, Inc.* 186,122
17,619 HealthStream, Inc. 575,260
81,604 LifeMD, Inc.* 454,534
46,936 Phreesia, Inc.* 1,335,799
8,763 Schrodinger, Inc.* 219,732
13,341 Waystar Holding Corp.* 536,175
3,905,268
Hotel & Resort REITs – 1.7%
139,785 Apple Hospitality REIT, Inc.
REIT 2,158,280
182,012 Chatham Lodging Trust REIT 1,590,785
17,005 Pebblebrook Hotel Trust REIT 223,276
269,024 RLJ Lodging Trust REIT 2,622,984
Shares Description Value
aa
Common Stocks – (continued)
Hotel & Resort REITs – (continued)
149,950 Service Properties Trust REIT $ 427,357
17,791 Summit Hotel Properties, Inc.
REIT 119,378
4,033 Sunstone Hotel Investors, Inc.
REIT 45,694
32,065 Xenia Hotels & Resorts, Inc.
REIT 479,692
7,667,446
Hotels, Restaurants & Leisure – 3.0%
63,192 BJ's Restaurants, Inc.* 2,286,919
6,195 Brinker International, Inc.* 1,127,304
184,500 Denny’s Corp.* 1,167,885
41,961 Dine Brands Global, Inc. 1,274,775
70,245 El Pollo Loco Holdings, Inc.* 833,808
29,503 Hilton Grand Vacations, Inc.* 1,215,524
22,184 International Game Technology
PLC 377,572
7,455 Life Time Group Holdings, Inc.* 216,120
76,766 Portillo's, Inc., Class A* 1,067,815
22,740 RCI Hospitality Holdings, Inc. 1,262,980
38,387 Red Rock Resorts, Inc., Class A 1,882,882
4,401 Shake Shack, Inc., Class A* 519,890
11,540 Xponential Fitness, Inc., Class
A* 193,064
13,426,538
Household Durables – 2.0%
18,969 Beazer Homes USA, Inc.* 420,353
641 Century Communities, Inc. 48,960
21,642 Ethan Allen Interiors, Inc. 671,335
117,177 GoPro, Inc., Class A* 113,908
9,591 Green Brick Partners, Inc.* 579,968
5,027 Installed Building Products, Inc. 999,569
8,234 Landsea Homes Corp.* 68,342
2,369 La-Z-Boy, Inc. 111,817
27,848 LGI Homes, Inc.* 2,486,269
20,623 M/I Homes, Inc.* 2,594,373
4,536 Meritage Homes Corp. 353,218
2,695 Taylor Morrison Home Corp.* 173,720
8,621,832
Independent Power and Renewable Electricity Producers – 0.0%
2,009 Ormat Technologies, Inc. 128,877
Industrial REITs – 0.6%
309,035 LXP Industrial Trust REIT 2,571,171
Insurance – 1.8%
76,090 Ambac Financial Group, Inc.* 884,927
4,619 American Coastal Insurance
Corp. 56,306
757 Employers Holdings, Inc. 37,214
23,941 Fidelis Insurance Holdings Ltd.
(United Kingdom) 395,026
89,728 Genworth Financial, Inc., Class
A* 648,733
770 Goosehead Insurance, Inc.,
Class A 82,521
2,131 Horace Mann Educators Corp. 82,320
124,702 James River Group Holdings Ltd. 596,076
25,666 Lemonade, Inc.* 853,138

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
36,342 Mercury General Corp. $ 1,811,285
3,928 Oscar Health, Inc., Class A* 65,205
12,207 Selective Insurance Group, Inc. 1,026,975
2,700 Tiptree, Inc. 54,108
65,191 Universal Insurance Holdings,
Inc. 1,260,794
7,854,628
Interactive Media & Services – 1.0%
66,446 Bumble, Inc., Class A* 538,877
6,632 EverQuote, Inc., Class A* 133,966
33,212 fuboTV, Inc.* 134,177
50,041 MediaAlpha, Inc., Class A* 569,967
9,361 QuinStreet, Inc.* 221,481
25,300 Shutterstock, Inc. 746,856
279,579 Vimeo, Inc.* 1,875,975
20,019 ZipRecruiter, Inc., Class A* 137,731
4,359,030
IT Services – 1.2%
7,568 Backblaze, Inc., Class A* 45,786
48,012 BigCommerce Holdings, Inc.,
Series 1* 292,393
50,271 DigitalOcean Holdings, Inc.* 2,085,241
115,830 Fastly, Inc., Class A* 1,212,740
46,675 Hackett Group, Inc. (The) 1,441,324
5,077,484
Leisure Products – 0.5%
70,215 Peloton Interactive, Inc., Class
A* 544,166
55,841 Smith & Wesson Brands, Inc. 585,772
155,541 Topgolf Callaway Brands Corp.* 1,222,553
2,352,491
Life Sciences Tools & Services – 0.5%
171,127 Adaptive Biotechnologies Corp.* 1,326,234
7,427 BioLife Solutions, Inc.* 202,794
28,492 Codexis, Inc.* 119,382
95,907 Cytek Biosciences, Inc.* 493,921
31,141 Pacific Biosciences of California,
Inc.*
(a)
47,957
2,190,288
Machinery – 3.2%
1,412 Astec Industries, Inc. 49,293
67,463 Atmus Filtration Technologies,
Inc. 2,821,302
6,937 Chart Industries, Inc.* 1,467,800
34,066 Douglas Dynamics, Inc. 880,606
3,588 ESCO Technologies, Inc. 476,271
35,679 Federal Signal Corp. 3,507,603
1,380 Gorman-Rupp Co. (The) 52,965
45,211 Hillman Solutions Corp.* 452,110
14,873 Mayville Engineering Co., Inc.* 235,737
18,923 Miller Industries, Inc. 1,248,350
19,195 Mueller Industries, Inc. 1,511,606
8,250 Omega Flex, Inc. 324,720
5,643 SPX Technologies, Inc.* 838,098
13,866,461
Shares Description Value
aa
Common Stocks – (continued)
Marine Transportation – 0.2%
7,014 Costamare, Inc. (Monaco) $ 81,783
46,749 Golden Ocean Group Ltd.
(Norway) 432,428
72,747 Safe Bulkers, Inc. (Monaco) 258,252
772,463
Media – 0.7%
29,512 AMC Networks, Inc., Class A* 284,201
20,049 Entravision Communications
Corp., Class A 43,105
154,643 EW Scripps Co. (The), Class A* 290,729
41,230 Gannett Co., Inc.* 186,360
247,229 Gray Media, Inc. 924,637
22,197 Magnite, Inc.* 381,788
28,610 PubMatic, Inc., Class A* 432,583
22,059 Thryv Holdings, Inc.* 386,253
11,856 Townsquare Media, Inc., Class A 105,281
3,034,937
Metals & Mining – 1.0%
3,618 Alpha Metallurgical Resources,
Inc.* 662,709
11,476 Carpenter Technology Corp. 2,215,557
96,937 Coeur Mining, Inc.* 639,784
3,813 Materion Corp. 385,113
8,991 Olympic Steel, Inc. 309,920
10,868 Worthington Steel, Inc. 315,715
4,528,798
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
80,382 Arbor Realty Trust, Inc. REIT 1,076,315
54,710 ARMOUR Residential REIT,
Inc. REIT 1,029,642
59,567 BrightSpire Capital, Inc. REIT 335,362
50,251 Ladder Capital Corp. REIT 563,314
20,008 New York Mortgage Trust, Inc.
REIT 120,648
65,610 Orchid Island Capital, Inc. REIT 547,844
51,727 PennyMac Mortgage Investment
Trust REIT 703,487
76,933 TPG RE Finance Trust, Inc.
REIT 647,007
5,023,619
Multi-Utilities – 0.8%
50,372 Black Hills Corp. 2,958,347
13,591 Northwestern Energy Group, Inc. 732,691
482 Unitil Corp. 25,821
3,716,859
Office REITs – 0.7%
46,481 COPT Defense Properties REIT 1,368,401
120,550 Hudson Pacific Properties, Inc.
REIT 377,321
74,390 JBG SMITH Properties REIT 1,153,789
2,899,511
Oil, Gas & Consumable Fuels – 2.4%
8,386 CNX Resources Corp.* 229,609
21,378 Delek US Holdings, Inc. 381,811
8,839 Excelerate Energy, Inc., Class A 264,021
19,883 FLEX LNG Ltd. (Norway)
(a)
507,215

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
14,969 Golar LNG Ltd. (Cameroon) $ 609,987
35,325 Green Plains, Inc.* 315,452
1,345 Kinetik Holdings, Inc. 86,658
66,220 Murphy Oil Corp. 1,763,439
416,160 Nordic American Tankers Ltd. 1,123,632
57,982 Northern Oil & Gas, Inc. 2,084,453
7,889 PBF Energy, Inc., Class A 230,832
19,778 Peabody Energy Corp. 358,971
42,454 Scorpio Tankers, Inc. (Monaco) 2,021,659
9,757 SM Energy Co. 370,376
1,279 Vital Energy, Inc.* 40,800
10,388,915
Paper & Forest Products – 0.1%
3,076 Sylvamo Corp. 246,388
Passenger Airlines – 1.5%
22,565 Allegiant Travel Co. 2,311,333
33,663 Frontier Group Holdings, Inc.* 283,779
45,993 Joby Aviation, Inc.* 379,902
28,579 SkyWest, Inc.* 3,455,773
6,430,787
Personal Care Products – 0.3%
162,056 Herbalife Ltd.* 884,826
67,484 Nu Skin Enterprises, Inc., Class
A 442,020
710 USANA Health Sciences, Inc.* 23,125
1,349,971
Pharmaceuticals – 1.5%
26,931 Amphastar Pharmaceuticals,
Inc.* 939,084
5,126 Axsome Therapeutics, Inc.* 545,714
19,915 Collegium Pharmaceutical, Inc.* 639,670
23,820 Evolus, Inc.* 332,765
5,151 Harrow, Inc.* 158,239
896 Ligand Pharmaceuticals, Inc.* 104,429
42,994 Phibro Animal Health Corp.,
Class A 937,699
7,213 Prestige Consumer Healthcare,
Inc.* 553,742
58,779 Supernus Pharmaceuticals, Inc.* 2,255,350
99,717 Xeris Biopharma Holdings, Inc.* 354,993
6,821,685
Professional Services – 2.7%
261,984 Alight, Inc., Class A 1,794,590
1,689 CBIZ, Inc.* 144,933
96,194 Conduent, Inc.* 380,928
4,648 CSG Systems International, Inc. 273,256
59,667 ExlService Holdings, Inc.* 2,998,863
28,626 Franklin Covey Co.* 1,085,212
8,822 ICF International, Inc. 1,029,616
28,658 Innodata, Inc.* 1,062,639
50,563 Legalzoom.com, Inc.* 454,561
6,661 Maximus, Inc. 501,507
22,315 NV5 Global, Inc.* 420,415
14,232 TriNet Group, Inc. 1,329,127
20,383 Upwork, Inc.* 321,236
Shares Description Value
aa
Common Stocks – (continued)
Professional Services – (continued)
1,189 Verra Mobility Corp.* $ 31,378
11,828,261
Real Estate Management & Development – 0.7%
283,927 Compass, Inc., Class A* 2,058,471
6,424 Kennedy-Wilson Holdings, Inc. 58,137
72,880 Redfin Corp.* 583,040
11,742 St Joe Co. (The) 564,790
3,264,438
Residential REITs – 0.5%
61,867 NexPoint Residential Trust, Inc.
REIT 2,442,509
Retail REITs – 1.1%
2,636 Alexander's, Inc. REIT 500,708
27,692 Kite Realty Group Trust REIT 641,070
17,484 Macerich Co. (The) REIT 363,318
81,007 Phillips Edison & Co., Inc. REIT 2,942,984
11,197 Tanger, Inc. REIT 367,486
4,815,566
Semiconductors & Semiconductor Equipment – 1.8%
18,964 ACM Research, Inc., Class A* 389,710
10,239 Ambarella, Inc.* 785,536
4,534 CEVA, Inc.* 146,040
31,796 Credo Technology Group
Holding Ltd.* 2,226,356
3,114 Ichor Holdings Ltd.* 85,510
6,714 Impinj, Inc.* 851,940
39,462 PDF Solutions, Inc.* 1,099,411
2,151 Rambus, Inc.* 132,545
9,899 Rigetti Computing, Inc.*
(a)
130,370
24,309 Semtech Corp.* 1,627,731
656 SiTime Corp.* 133,955
9,352 Ultra Clean Holdings, Inc.* 344,808
5,312 Veeco Instruments, Inc.* 134,819
8,088,731
Software – 7.6%
8,396 A10 Networks, Inc. 164,646
56,630 ACI Worldwide, Inc.* 3,032,536
43,628 Alarm.com Holdings, Inc.* 2,646,911
35,521 Alkami Technology, Inc.* 1,235,776
64,263 Asana, Inc., Class A* 1,371,372
12,874 AudioEye, Inc.* 243,834
34,004 BlackLine, Inc.* 2,171,155
47,593 Blend Labs, Inc., Class A* 183,233
57,804 Box, Inc., Class A* 1,930,076
35,091 C3.ai, Inc., Class A* 1,100,103
23,899 Cleanspark, Inc.* 249,506
51,801 Clear Secure, Inc., Class A 1,226,130
49,138 Clearwater Analytics Holdings,
Inc., Class A* 1,383,726
22,929 Commvault Systems, Inc.* 3,651,673
45,487 Consensus Cloud Solutions, Inc.* 1,288,192
90,454 Freshworks, Inc., Class A* 1,682,444
1,891 Hut 8 Corp. (Canada)* 41,016
2,714 I3 Verticals, Inc., Class A* 67,551
6,229 Intapp, Inc.* 444,065
33,222 MARA Holdings, Inc.* 609,291
155,882 Olo, Inc., Class A* 1,150,409

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
11,915 Q2 Holdings, Inc.* $ 1,133,951
7,119 Rapid7, Inc.* 274,224
7,718 Red Violet, Inc. 280,935
29,300 Riot Platforms, Inc.* 348,084
38,080 SoundHound AI, Inc., Class A*
(a)
538,832
14,088 Sprinklr, Inc., Class A* 125,524
1,856 SPS Commerce, Inc.* 342,766
46,114 Terawulf, Inc.*
(a)
219,964
24,351 Varonis Systems, Inc.* 1,104,561
98,514 Verint Systems, Inc.* 2,500,285
1,701 Workiva, Inc.* 167,072
26,917 Zeta Global Holdings Corp.,
Class A* 493,927
33,403,770
Specialized REITs – 0.2%
15,285 Gladstone Land Corp. REIT 165,995
10,195 Outfront Media, Inc. REIT 187,588
144,545 Uniti Group, Inc. REIT 787,770
1,141,353
Specialty Retail – 2.3%
2,291 Abercrombie & Fitch Co., Class
A* 273,500
1,327 Academy Sports & Outdoors,
Inc. 69,415
33,354 American Eagle Outfitters, Inc. 538,334
13,841 America's Car-Mart, Inc.* 673,918
37,976 Buckle, Inc. (The) 1,808,037
50,380 Haverty Furniture Cos., Inc. 1,130,023
63,166 Leslie's, Inc.* 127,595
28,693 Monro, Inc. 563,531
11,550 National Vision Holdings, Inc.* 131,670
96,327 RealReal, Inc. (The)* 918,960
49,006 Revolve Group, Inc.* 1,547,610
29,406 Stitch Fix, Inc., Class A* 138,502
27,943 Urban Outfitters, Inc.* 1,548,601
8,064 Warby Parker, Inc., Class A* 223,453
58,799 Zumiez, Inc.* 938,432
10,631,581
Technology Hardware, Storage & Peripherals – 0.4%
44,507 IonQ, Inc.*
(a)
1,757,581
2,945 Turtle Beach Corp.* 52,274
1,809,855
Textiles, Apparel & Luxury Goods – 0.2%
10,776 G-III Apparel Group Ltd.* 336,427
2,709 Movado Group, Inc. 51,796
7,713 Steven Madden Ltd. 316,618
704,841
Tobacco – 0.9%
21,779 Turning Point Brands, Inc. 1,388,193
46,816 Universal Corp. 2,486,866
3,875,059
Trading Companies & Distributors – 1.8%
89,983 DNOW, Inc.* 1,338,947
13,972 DXP Enterprises, Inc.* 1,415,224
24,674 FTAI Aviation Ltd. 2,480,477
8,420 Herc Holdings, Inc. 1,717,343
Shares Description Value
aa
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
3,759 MRC Global, Inc.* $ 55,182
20,638 Xometry, Inc., Class A* 685,388
7,692,561
Water Utilities – 0.4%
26,116 California Water Service Group 1,182,794
12,232 Consolidated Water Co. Ltd. 320,234
3,667 SJW Group 184,193
1,687,221
Wireless Telecommunication Services – 0.6%
70,660 Spok Holdings, Inc. 1,136,213
47,208 Telephone and Data Systems,
Inc. 1,668,803
2,805,016
TOTAL COMMON STOCKS
(Cost $388,607,161)
432,129,591
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,627,289 4.308% 2,627,289
(Cost $2,627,289)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $391,234,450)
434,756,880
Shares x Value x
a
Securities Lending Reinvestment Vehicle – 1.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,702,058 4.308% 5,702,058
(Cost $5,702,058)
TOTAL INVESTMENTS – 99.7%
(Cost $396,936,508)
$ 440,458,938
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
1,210,750
NET ASSETS – 100.0%
$ 441,669,688
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 66 03/21/25 $ 7,574,820 $ (35,977)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.8%
Aerospace & Defense – 1.3%
1,407 AeroVironment, Inc.* $ 253,471
15,333 Archer Aviation, Inc., Class A* 144,897
4,082 Kratos Defense & Security
Solutions, Inc.* 136,216
44,271 Rocket Lab USA, Inc.* 1,286,073
1,820,657
Automobile Components – 1.0%
4,305 Dorman Products, Inc.* 565,160
1,910 Goodyear Tire & Rubber Co.
(The)* 16,942
2,417 LCI Industries 253,278
3,260 Luminar Technologies, Inc.*
(a)
18,745
3,631 Modine Manufacturing Co.* 368,365
1,676 Visteon Corp.* 140,885
1,225 XPEL, Inc.* 51,364
1,414,739
Banks – 0.8%
302 Bancorp, Inc. (The)* 18,440
2,113 Esquire Financial Holdings, Inc. 188,839
24,314 First Financial Bankshares, Inc. 905,940
490 First Internet Bancorp 15,959
357 Red River Bancshares, Inc. 19,920
542 Southern First Bancshares, Inc.* 19,946
1,169,044
Beverages – 0.1%
3,981 National Beverage Corp. 167,401
Biotechnology – 11.4%
55,560 ACADIA Pharmaceuticals, Inc.* 1,036,750
34,303 ADMA Biologics, Inc.* 553,993
7,313 Alector, Inc.* 12,140
18,078 ALX Oncology Holdings, Inc.* 26,394
103,700 Amicus Therapeutics, Inc.* 993,446
1,344 AnaptysBio, Inc.* 24,098
2,215 Apogee Therapeutics, Inc.* 91,612
2,994 Arcellx, Inc.* 203,981
4,948 Arcturus Therapeutics Holdings,
Inc.* 83,968
19,462 Arcus Biosciences, Inc.* 251,060
10,421 Arrowhead Pharmaceuticals,
Inc.* 207,169
45,581 Aurinia Pharmaceuticals, Inc.
(Canada)* 362,369
1,195 Avidity Biosciences, Inc.* 39,351
23,235 BioCryst Pharmaceuticals, Inc.* 183,557
9,944 Biohaven Ltd.* 380,358
6,781 Blueprint Medicines Corp.* 763,066
9,270 Bridgebio Pharma, Inc.* 317,127
44,511 Catalyst Pharmaceuticals, Inc.* 1,004,168
7,625 Celldex Therapeutics, Inc.* 186,736
4,377 Crinetics Pharmaceuticals, Inc.* 176,393
1,792 Day One Biopharmaceuticals,
Inc.* 22,167
7,537 Denali Therapeutics, Inc.* 175,612
8,725 Dyne Therapeutics, Inc.* 124,070
20,852 Halozyme Therapeutics, Inc.* 1,181,057
4,581 Inhibrx Biosciences, Inc.* 62,210
8,437 Inmune Bio, Inc.*
(a)
85,720
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
9,473 Insmed, Inc.* $ 725,442
22,299 Iovance Biotherapeutics, Inc.* 130,449
7,070 Keros Therapeutics, Inc.* 80,598
2,799 Krystal Biotech, Inc.* 447,112
1,011 Kymera Therapeutics, Inc.* 40,026
20,211 Larimar Therapeutics, Inc.* 77,610
2,043 Madrigal Pharmaceuticals, Inc.* 683,996
56,491 MannKind Corp.* 327,083
4,733 MeiraGTx Holdings PLC* 29,771
1,679 Nurix Therapeutics, Inc.* 33,093
4,290 Nuvalent, Inc., Class A* 368,125
8,967 Protagonist Therapeutics, Inc.* 338,953
20,445 PTC Therapeutics, Inc.* 938,017
20,868 Recursion Pharmaceuticals, Inc.,
Class A* 151,084
3,961 REVOLUTION Medicines, Inc.* 170,125
1,740 Rhythm Pharmaceuticals, Inc.* 103,408
866 Rigel Pharmaceuticals, Inc.* 18,749
14,587 Rocket Pharmaceuticals, Inc.* 156,664
2,598 SpringWorks Therapeutics, Inc.* 97,425
8,494 Sutro Biopharma, Inc.* 16,308
12,195 Syndax Pharmaceuticals, Inc.* 172,803
11,086 Taysha Gene Therapies, Inc.* 16,629
23,006 TG Therapeutics, Inc.* 729,290
10,589 Twist Bioscience Corp.* 554,546
5,073 Vaxcyte, Inc.* 448,047
3,008 Vera Therapeutics, Inc.* 112,138
4,372 Veracyte, Inc.* 198,839
10,318 Vericel Corp.* 604,016
16,318,918
Building Products – 1.0%
608 CSW Industrials, Inc. 200,525
4,647 Griffon Corp. 352,103
48,124 Janus International Group, Inc.* 398,948
5,773 Tecnoglass, Inc. 438,748
1,390,324
Capital Markets – 2.2%
10,661 Artisan Partners Asset
Management, Inc., Class A 476,440
729 Donnelley Financial Solutions,
Inc.* 48,384
12,068 Moelis & Co., Class A 944,804
10,467 Open Lending Corp.* 63,325
2,367 Piper Sandler Cos. 750,670
86,579 WisdomTree, Inc. 847,609
3,131,232
Chemicals – 0.7%
2,629 Aspen Aerogels, Inc.* 30,733
434 Balchem Corp. 69,423
4,216 Hawkins, Inc. 450,732
5,154 Ingevity Corp.* 233,734
1,879 Innospec, Inc. 212,985
997,607
Commercial Services & Supplies – 1.4%
39,983 ACV Auctions, Inc., Class A* 846,040
7,660 CECO Environmental Corp.* 216,931
34,777 Driven Brands Holdings, Inc.* 574,168

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
16,209 Healthcare Services Group, Inc.* $ 179,758
4,086 Liquidity Services, Inc.* 141,580
2,577 Pursuit Attractions and
Hospitality, Inc.* 101,792
2,060,269
Communications Equipment – 0.2%
23,946 Harmonic, Inc.* 270,111
Construction & Engineering – 3.2%
6,290 Construction Partners, Inc., Class
A* 505,716
1,333 Dycom Industries, Inc.* 252,150
18,431 Fluor Corp.* 888,558
3,363 IES Holdings, Inc.* 744,165
7,660 Limbach Holdings, Inc.* 708,397
1,470 MYR Group, Inc.* 208,108
5,536 Primoris Services Corp. 424,999
6,091 Sterling Infrastructure, Inc.* 867,480
4,599,573
Construction Materials – 0.8%
3,850 Knife River Corp.* 398,783
7,133 United States Lime & Minerals,
Inc. 788,767
1,187,550
Consumer Finance – 0.9%
1,780 Dave, Inc.* 170,560
1,111 LendingTree, Inc.* 49,917
14,806 Upstart Holdings, Inc.* 958,615
812 World Acceptance Corp.* 114,622
1,293,714
Consumer Staples Distribution & Retail – 1.7%
14,925 Sprouts Farmers Market, Inc.* 2,363,224
Diversified Consumer Services – 2.3%
3,494 Adtalem Global Education, Inc.* 374,312
53,867 Coursera, Inc.* 415,315
13,824 Frontdoor, Inc.* 827,781
15,786 Laureate Education, Inc.* 295,514
48,351 Mister Car Wash, Inc.* 387,775
24,296 OneSpaWorld Holdings Ltd.
(Bahamas) 518,963
2,967 Stride, Inc.* 400,248
3,219,908
Diversified Telecommunication Services – 0.6%
16,801 Bandwidth, Inc., Class A* 298,554
6,409 Cogent Communications
Holdings, Inc. 482,854
39,347 Globalstar, Inc.* 60,201
841,609
Electrical Equipment – 2.3%
5,321 American Superconductor
Corp.* 139,783
11,055 Atkore, Inc. 900,319
17,233 Bloom Energy Corp., Class A* 406,354
13,612 Enovix Corp.* 164,161
11,076 NEXTracker, Inc., Class A* 558,452
6,729 NuScale Power Corp.*
(a)
160,419
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
3,040 Powell Industries, Inc. $ 728,931
33,557 Shoals Technologies Group, Inc.,
Class A* 160,403
3,218,822
Electronic Equipment, Instruments & Components – 3.0%
37,244 Arlo Technologies, Inc.* 436,127
5,721 Badger Meter, Inc. 1,223,779
6,557 Fabrinet (Thailand)* 1,417,689
4,710 Itron, Inc.* 505,666
11,801 Napco Security Technologies,
Inc. 433,097
1,531 Novanta, Inc.* 229,129
4,245,487
Energy Equipment & Services – 2.0%
10,489 Cactus, Inc., Class A 626,298
22,390 ChampionX Corp. 641,250
10,566 Noble Corp. PLC 338,640
20,724 Oceaneering International, Inc.* 514,991
9,004 Tidewater, Inc.* 496,211
4,211 Valaris Ltd.* 201,875
2,819,265
Entertainment – 0.6%
4,181 AMC Entertainment Holdings,
Inc., Class A* 13,003
26,364 Cinemark Holdings, Inc.* 754,801
33,633 Eventbrite, Inc., Class A* 106,617
1,506 Madison Square Garden
Entertainment Corp.* 54,728
929,149
Financial Services – 2.5%
27,772 AvidXchange Holdings, Inc.* 294,383
1,417 Enact Holdings, Inc. 47,866
4,145 EVERTEC, Inc. (Puerto Rico) 134,588
51,006 Flywire Corp.* 985,946
8,136 Marqeta, Inc., Class A* 31,324
608 Merchants Bancorp 25,494
79,681 Payoneer Global, Inc.* 844,619
38,908 Paysign, Inc.* 103,495
40,625 Remitly Global, Inc.* 954,688
202 Sezzle, Inc.* 47,270
3,469,673
Financial Sevices – 0.1%
3,460 NCR Atleos Corp.* 110,236
Food Products – 0.6%
1,136 J & J Snack Foods Corp. 155,893
922 John B Sanfilippo & Son, Inc. 66,698
3,729 Lancaster Colony Corp. 629,231
851,822
Ground Transportation – 0.0%
3,268 PAMT Corp.* 52,321
Health Care Equipment & Supplies – 3.8%
6,831 Alphatec Holdings, Inc.* 80,537
25,088 AtriCure, Inc.* 1,000,259
65,595 Cerus Corp.* 122,663
3,293 CONMED Corp. 236,372

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
4,806 Haemonetics Corp.* $ 331,854
12,173 iRadimed Corp. 720,763
4,438 iRhythm Technologies, Inc.* 483,076
1,377 LeMaitre Vascular, Inc. 133,473
6,536 PROCEPT BioRobotics Corp.* 473,860
14,539 Pulmonx Corp.* 82,581
3,455 RxSight, Inc.* 117,021
9,482 STAAR Surgical Co.* 229,370
16,868 Tandem Diabetes Care, Inc.* 625,128
3,070 TransMedics Group, Inc.* 207,378
25,524 Treace Medical Concepts, Inc.* 256,516
989 UFP Technologies, Inc.* 271,639
5,372,490
Health Care Providers & Services – 4.7%
65,757 agilon health, Inc.* 219,628
24,663 BrightSpring Health Services,
Inc.* 582,047
3,628 Brookdale Senior Living, Inc.* 16,798
2,748 CorVel Corp.* 318,356
298 Ensign Group, Inc. (The) 41,619
13,774 Guardant Health, Inc.* 647,102
11,012 HealthEquity, Inc.* 1,215,945
22,432 Hims & Hers Health, Inc.* 836,265
4,419 InfuSystem Holdings, Inc.* 35,750
17,584 Joint Corp. (The)* 194,303
66,419 LifeStance Health Group, Inc.* 529,359
11,778 National Research Corp. 196,339
8,390 PACS Group, Inc.* 121,907
20,888 Pennant Group, Inc. (The)* 552,905
30,014 Privia Health Group, Inc.* 685,820
1,385 RadNet, Inc.* 90,676
659 US Physical Therapy, Inc. 58,460
42,127 Viemed Healthcare, Inc.* 345,020
6,688,299
Health Care REITs – 0.1%
1,815 Universal Health Realty Income
Trust REIT 70,858
Health Care Technology – 1.5%
40,848 Evolent Health, Inc., Class A* 426,861
2,190 Health Catalyst, Inc.* 12,330
4,398 HealthStream, Inc. 143,595
43,260 LifeMD, Inc.* 240,958
27,265 Phreesia, Inc.* 775,962
13,987 Schrodinger, Inc.* 350,724
3,237 Waystar Holding Corp.* 130,095
2,080,525
Hotel & Resort REITs – 0.8%
969 Apple Hospitality REIT, Inc.
REIT 14,961
38,262 Chatham Lodging Trust REIT 334,410
59,846 RLJ Lodging Trust REIT 583,498
3,008 Ryman Hospitality Properties,
Inc. REIT 315,359
1,248,228
Hotels, Restaurants & Leisure – 3.7%
19,125 BJ's Restaurants, Inc.* 692,134
3,812 Brinker International, Inc.* 693,670
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
44,612 Denny’s Corp.* $ 282,394
9,654 Dine Brands Global, Inc. 293,288
23,319 Hilton Grand Vacations, Inc.* 960,743
1,012 Nathan's Famous, Inc. 81,881
14,875 ONE Group Hospitality, Inc.
(The)* 55,781
17,071 PlayAGS, Inc.* 205,535
31,953 Portillo's, Inc., Class A* 444,466
10,225 Potbelly Corp.* 126,892
5,051 RCI Hospitality Holdings, Inc. 280,533
10,567 Red Rock Resorts, Inc., Class A 518,311
3,148 Shake Shack, Inc., Class A* 371,873
5,010 Super Group SGHC Ltd.
(Guernsey) 40,531
10,745 Target Hospitality Corp.* 103,474
8,994 Xponential Fitness, Inc., Class
A* 150,470
5,301,976
Household Durables – 0.7%
4,375 Installed Building Products, Inc. 869,925
1,137 LGI Homes, Inc.* 101,511
303 M/I Homes, Inc.* 38,118
1,009,554
Household Products – 0.1%
418 WD-40 Co. 98,209
Insurance – 1.2%
6,975 Crawford & Co., Class A 83,770
1,715 Goosehead Insurance, Inc.,
Class A 183,797
10,113 Lemonade, Inc.* 336,156
686 Mercury General Corp. 34,190
12,521 Oscar Health, Inc., Class A* 207,849
2,399 Palomar Holdings, Inc.* 258,780
6,794 Selective Insurance Group, Inc. 571,579
1,676,121
Interactive Media & Services – 0.7%
3,959 EverQuote, Inc., Class A* 79,972
19,076 MediaAlpha, Inc., Class A* 217,276
14,484 QuinStreet, Inc.* 342,691
5,521 Shutterstock, Inc. 162,980
25,826 Vimeo, Inc.* 173,292
4,583 ZipRecruiter, Inc., Class A* 31,531
1,007,742
IT Services – 1.6%
27,424 Backblaze, Inc., Class A* 165,915
36,502 BigCommerce Holdings, Inc.,
Series 1* 222,297
20,817 DigitalOcean Holdings, Inc.* 863,489
31,197 Fastly, Inc., Class A* 326,633
22,708 Hackett Group, Inc. (The) 701,223
2,279,557
Leisure Products – 0.2%
41,036 Peloton Interactive, Inc., Class
A* 318,029

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – 0.2%
9,206 Adaptive Biotechnologies Corp.* $ 71,346
7,307 BioLife Solutions, Inc.* 199,518
10,636 Cytek Biosciences, Inc.* 54,775
325,639
Machinery – 4.7%
25,743 Atmus Filtration Technologies,
Inc. 1,076,572
2,711 Blue Bird Corp.* 96,566
4,786 Chart Industries, Inc.* 1,012,670
13,142 Douglas Dynamics, Inc. 339,721
13,231 Federal Signal Corp. 1,300,740
10,557 Gorman-Rupp Co. (The) 405,178
1,427 Graham Corp.* 64,814
239 Kadant, Inc. 89,123
8,095 Mueller Industries, Inc. 637,481
33,797 Mueller Water Products, Inc.,
Class A 777,331
4,767 Omega Flex, Inc. 187,629
4,289 SPX Technologies, Inc.* 637,002
290 Standex International Corp. 52,983
6,677,810
Marine Transportation – 0.0%
7,020 Golden Ocean Group Ltd.
(Norway) 64,935
Media – 0.9%
7,197 AMC Networks, Inc., Class A* 69,307
39,358 Entravision Communications
Corp., Class A 84,620
28,296 EW Scripps Co. (The), Class A* 53,196
36,716 Gray Media, Inc. 137,318
14,640 Magnite, Inc.* 251,808
24,400 PubMatic, Inc., Class A* 368,928
860 Thryv Holdings, Inc.* 15,059
40,671 Townsquare Media, Inc., Class A 361,158
1,341,394
Metals & Mining – 1.4%
1,609 Alpha Metallurgical Resources,
Inc.* 294,720
6,396 Carpenter Technology Corp. 1,234,812
21,425 Constellium SE* 212,750
2,533 Materion Corp. 255,833
2,112 Ramaco Resources, Inc., Class B 18,607
2,016,722
Oil, Gas & Consumable Fuels – 0.4%
66,018 Kosmos Energy Ltd. (Ghana)* 209,937
1,539 Northern Oil & Gas, Inc. 55,327
519 Peabody Energy Corp. 9,420
4,261 Sable Offshore Corp.* 106,227
973 Scorpio Tankers, Inc. (Monaco) 46,334
10,948 Uranium Energy Corp.* 77,293
504,538
Passenger Airlines – 0.8%
736 Allegiant Travel Co. 75,389
21,358 Frontier Group Holdings, Inc.* 180,048
35,367 Joby Aviation, Inc.* 292,131
Shares Description Value
aa
Common Stocks – (continued)
Passenger Airlines – (continued)
5,275 SkyWest, Inc.* $ 637,853
1,185,421
Personal Care Products – 0.2%
58,636 Herbalife Ltd.* 320,152
Pharmaceuticals – 1.6%
22,958 Amphastar Pharmaceuticals,
Inc.* 800,546
1,644 Arvinas, Inc.* 28,951
2,187 Avadel Pharmaceuticals PLC* 17,277
4,020 Axsome Therapeutics, Inc.* 427,969
11,702 Collegium Pharmaceutical, Inc.* 375,868
726 Corcept Therapeutics, Inc.* 48,584
2,002 Edgewise Therapeutics, Inc.* 56,096
10,926 Evolus, Inc.* 152,636
4,460 Harrow, Inc.* 137,011
52,540 Xeris Biopharma Holdings, Inc.* 187,043
2,231,981
Professional Services – 4.5%
9,501 CBIZ, Inc.* 815,281
3,731 CSG Systems International, Inc. 219,345
30,766 ExlService Holdings, Inc.* 1,546,299
2,918 Exponent, Inc. 267,493
8,951 Franklin Covey Co.* 339,332
1,254 Huron Consulting Group, Inc.* 158,982
3,552 ICF International, Inc. 414,554
10,180 Innodata, Inc.* 377,474
39,911 Legalzoom.com, Inc.* 358,800
10,680 Maximus, Inc. 804,097
8,060 TriNet Group, Inc. 752,723
12,694 Upwork, Inc.* 200,058
6,533 Verra Mobility Corp.* 172,406
6,426,844
Real Estate Management & Development – 0.9%
90,913 Compass, Inc., Class A* 659,119
21,613 Redfin Corp.* 172,904
9,405 St Joe Co. (The) 452,381
1,284,404
Retail REITs – 0.4%
2,344 Alexander's, Inc. REIT 445,243
2,110 Tanger, Inc. REIT 69,250
514,493
Semiconductors & Semiconductor Equipment – 3.1%
6,781 ACM Research, Inc., Class A* 139,349
435 Ambarella, Inc.* 33,373
874 CEVA, Inc.* 28,151
16,340 Credo Technology Group
Holding Ltd.* 1,144,127
3,849 Impinj, Inc.* 488,400
3,230 MaxLinear, Inc.* 57,688
18,769 PDF Solutions, Inc.* 522,904
5,763 Rambus, Inc.* 355,116
13,181 Semtech Corp.* 882,600
1,270 SiTime Corp.* 259,334
10,465 Ultra Clean Holdings, Inc.* 385,845
7,565 Veeco Instruments, Inc.* 192,000
4,488,887

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Software – 12.2%
17,302 A10 Networks, Inc. $ 339,292
24,016 ACI Worldwide, Inc.* 1,286,057
1,555 Agilysys, Inc.* 140,292
16,343 Alarm.com Holdings, Inc.* 991,530
14,518 Alkami Technology, Inc.* 505,081
4,453 Altair Engineering, Inc., Class
A* 491,388
1,766 Appian Corp., Class A* 61,969
26,649 Asana, Inc., Class A* 568,690
4,164 AudioEye, Inc.* 78,866
16,858 BlackLine, Inc.* 1,076,383
21,886 Blend Labs, Inc., Class A* 84,261
36,728 Box, Inc., Class A* 1,226,348
17,826 C3.ai, Inc., Class A* 558,845
17,934 Cleanspark, Inc.* 187,231
19,952 Clear Secure, Inc., Class A 472,264
29,469 Clearwater Analytics Holdings,
Inc., Class A* 829,847
8,751 Commvault Systems, Inc.* 1,393,684
53,804 Freshworks, Inc., Class A* 1,000,754
6,962 Intapp, Inc.* 496,321
19,217 MARA Holdings, Inc.* 352,440
18,880 Olo, Inc., Class A* 139,334
6,090 PagerDuty, Inc.* 112,787
6,425 PROS Holdings, Inc.* 151,758
9,388 Q2 Holdings, Inc.* 893,456
7,144 Rapid7, Inc.* 275,187
9,434 Red Violet, Inc. 343,398
9,571 Sapiens International Corp. NV
(Israel) 261,863
26,186 SoundHound AI, Inc., Class A*
(a)
370,532
5,875 SoundThinking, Inc.* 78,431
14,560 Sprinklr, Inc., Class A* 129,730
2,713 SPS Commerce, Inc.* 501,037
19,048 Terawulf, Inc.* 90,859
17,425 Varonis Systems, Inc.* 790,398
7,279 Verint Systems, Inc.* 184,741
7,006 Viant Technology, Inc., Class A* 155,043
5,513 Workiva, Inc.* 541,487
19,563 Zeta Global Holdings Corp.,
Class A* 358,981
17,520,565
Specialty Retail – 2.7%
3,991 Abercrombie & Fitch Co., Class
A* 476,445
21,123 American Eagle Outfitters, Inc. 340,925
1,043 Boot Barn Holdings, Inc.* 167,766
17,983 Buckle, Inc. (The) 856,171
5,358 Build-A-Bear Workshop, Inc. 226,858
3,804 Haverty Furniture Cos., Inc. 85,324
20,180 RealReal, Inc. (The)* 192,517
18,208 Revolve Group, Inc.* 575,008
302 Urban Outfitters, Inc.* 16,737
27,752 Warby Parker, Inc., Class A* 769,008
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
9,934 Zumiez, Inc.* $ 158,547
3,865,306
Technology Hardware, Storage & Peripherals – 0.7%
1,715 CPI Card Group, Inc.* 49,340
23,493 IonQ, Inc.*
(a)
927,739
2,897 Turtle Beach Corp.* 51,422
1,028,501
Textiles, Apparel & Luxury Goods – 0.5%
3,293 Kontoor Brands, Inc. 302,462
10,305 Steven Madden Ltd. 423,020
725,482
Tobacco – 0.3%
7,646 Turning Point Brands, Inc. 487,356
Trading Companies & Distributors – 2.4%
740 Applied Industrial Technologies,
Inc. 192,422
12,164 FTAI Aviation Ltd. 1,222,847
5,809 Herc Holdings, Inc. 1,184,804
1,219 Karat Packaging, Inc. 37,679
3,295 McGrath RentCorp 404,198
13,175 Xometry, Inc., Class A* 437,542
3,479,492
Water Utilities – 0.1%
7,443 Global Water Resources, Inc. 85,594
TOTAL COMMON STOCKS
(Cost $118,718,535)
139,669,759
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,264,832 4.308% 1,264,832
(Cost $1,264,832)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $119,983,367)
140,934,591
Shares x Value x
a
Securities Lending Reinvestment Vehicle – 0.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
613,367 4.308% 613,367
(Cost $613,367)
TOTAL INVESTMENTS – 99.1%
(Cost $120,596,734)
$ 141,547,958
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
1,229,856
NET ASSETS – 100.0%
$ 142,777,814
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 22 03/21/25 $ 2,524,940 $ (11,836)

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.8%
Aerospace & Defense – 0.8%
5,887 AAR Corp.* $ 398,903
37,132 AerSale Corp.* 251,384
68,496 Kratos Defense & Security
Solutions, Inc.* 2,285,711
35,820 Mercury Systems, Inc.* 1,493,336
19,332 National Presto Industries, Inc. 1,859,158
9,180 Rocket Lab USA, Inc.* 266,679
45,286 Triumph Group, Inc.* 848,660
59,434 Virgin Galactic Holdings, Inc.*
(a)
282,906
7,686,737
Automobile Components – 1.1%
14,913 Adient PLC* 259,933
441,375 American Axle & Manufacturing
Holdings, Inc.* 2,308,391
46,916 Cooper-Standard Holdings, Inc.* 723,444
62,521 Fox Factory Holding Corp.* 1,708,074
577,140 Goodyear Tire & Rubber Co.
(The)* 5,119,232
78,698 Stoneridge, Inc.* 406,869
10,525,943
Banks – 19.3%
43,006 1st Source Corp. 2,697,336
70,957 Amalgamated Financial Corp. 2,479,238
89,843 Ameris Bancorp 5,898,193
33,467 Associated Banc-Corp. 841,360
4,364 Axos Financial, Inc.* 305,175
35,711 BancFirst Corp. 4,252,466
9,801 Bank of Hawaii Corp. 730,273
122,686 BankUnited, Inc. 5,043,621
65,001 BayCom Corp. 1,819,378
87,976 Berkshire Hills Bancorp, Inc. 2,587,374
26,597 Business First Bancshares, Inc. 717,853
207,437 Cadence Bank 7,301,782
26,315 Capital Bancorp, Inc. 816,291
576,173 Capitol Federal Financial, Inc. 3,428,229
35,911 Cathay General Bancorp 1,705,413
61,226 Central Pacific Financial Corp. 1,830,045
1,416 Community Financial System,
Inc. 92,790
40,873 Community Trust Bancorp, Inc. 2,187,114
232,246 CVB Financial Corp. 4,840,007
10,386 Dime Community Bancshares,
Inc. 324,355
11,007 Eastern Bankshares, Inc. 202,089
63,660 Enterprise Financial Services
Corp. 3,809,414
9,717 Equity Bancshares, Inc., Class A 423,661
25,934 FB Financial Corp. 1,369,575
9,911 Financial Institutions, Inc. 261,353
118,929 First BanCorp. (Puerto Rico) 2,468,966
15,402 First Busey Corp. 373,961
242,552 First Commonwealth Financial
Corp. 4,045,767
152,607 First Financial Bancorp 4,276,048
3,817 First Financial Corp. 183,941
5,011 First Mid Bancshares, Inc. 190,067
60,294 Flushing Financial Corp. 841,101
165,150 Fulton Financial Corp. 3,359,151
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
38,779 Glacier Bancorp, Inc. $ 1,926,153
42,507 Great Southern Bancorp, Inc. 2,498,987
108,286 Hancock Whitney Corp. 6,469,006
135,636 Hanmi Financial Corp. 3,257,977
119,485 Heritage Commerce Corp. 1,157,810
126,647 Heritage Financial Corp. 3,254,828
64,018 Hilltop Holdings, Inc. 1,932,063
37,872 Home BancShares, Inc. 1,143,356
34,702 HomeTrust Bancshares, Inc. 1,275,993
180,008 Hope Bancorp, Inc. 2,098,893
29,713 Horizon Bancorp, Inc. 498,881
94,118 Independent Bank Corp. 3,425,895
47,206 Independent Bank Corp. 3,170,355
80,869 International Bancshares Corp. 5,328,458
212,216 Kearny Financial Corp. 1,464,290
8,074 Lakeland Financial Corp. 549,355
3,393 Nicolet Bankshares, Inc. 380,457
1,230 Northeast Bank 124,476
29,892 Northeast Community Bancorp,
Inc. 741,322
31,988 OceanFirst Financial Corp. 574,505
88,635 OFG Bancorp (Puerto Rico) 3,785,601
102,837 Old National Bancorp 2,452,662
183,748 Old Second Bancorp, Inc. 3,452,625
75,428 Origin Bancorp, Inc. 2,860,230
3,401 Pacific Premier Bancorp, Inc. 88,086
10,395 Park National Corp. 1,764,135
38,022 PCB Bancorp 733,444
12,252 Peapack-Gladstone Financial
Corp. 387,776
18,541 Preferred Bank 1,693,906
125,123 Provident Financial Services, Inc. 2,323,534
62,102 Renasant Corp. 2,414,526
41,670 Seacoast Banking Corp. of
Florida 1,185,512
56,544 Sierra Bancorp 1,704,236
16,605 SmartFinancial, Inc. 585,492
9,849 Southern First Bancshares, Inc.* 362,443
83,440 Southside Bancshares, Inc. 2,622,519
41,906 SouthState Corp. 4,424,855
8,399 Stellar Bancorp, Inc. 238,532
31,983 Stock Yards Bancorp, Inc. 2,357,467
67,752 Texas Capital Bancshares, Inc.* 5,349,020
8,608 Timberland Bancorp, Inc. 258,412
21,803 Tompkins Financial Corp. 1,527,736
98,417 TrustCo Bank Corp. 3,165,091
5,136 Trustmark Corp. 192,600
54,859 UMB Financial Corp. 6,467,876
43,532 United Bankshares, Inc. 1,675,982
91,494 United Community Banks, Inc. 3,034,856
16,548 Unity Bancorp, Inc. 800,096
52,256 Valley National Bancorp 537,192
122,794 Veritex Holdings, Inc. 3,290,879
4,188 Washington Trust Bancorp, Inc. 137,241
117,743 WesBanco, Inc. 4,125,715
13,608 Westamerica BanCorp 704,350
11,934 WSFS Financial Corp. 668,304
180,349,378

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Beverages – 0.6%
158,520 Primo Brands Corp., Class A $ 5,131,292
Biotechnology – 3.2%
55,926 89bio, Inc.* 536,890
20,325 ACADIA Pharmaceuticals, Inc.* 379,265
8,180 Agios Pharmaceuticals, Inc.* 281,310
29,577 Akero Therapeutics, Inc.* 1,599,524
118,546 Allogene Therapeutics, Inc.* 213,383
159,895 Annexon, Inc.* 613,997
14,904 Aurinia Pharmaceuticals, Inc.
(Canada)* 118,487
51,294 C4 Therapeutics, Inc.* 177,990
102,281 CareDx, Inc.* 2,383,147
199,215 Caribou Biosciences, Inc.* 284,877
37,575 Catalyst Pharmaceuticals, Inc.* 847,692
50,296 Cytokinetics, Inc.* 2,487,640
26,132 Denali Therapeutics, Inc.* 608,876
53,796 Design Therapeutics, Inc.* 260,911
188,514 Editas Medicine, Inc.* 246,953
167,719 Generation Bio Co.* 130,167
14,448 Intellia Therapeutics, Inc.* 149,103
119,095 iTeos Therapeutics, Inc.* 897,976
116,887 Kodiak Sciences, Inc.* 748,077
115,972 Myriad Genetics, Inc.* 1,469,365
26,279 Organogenesis Holdings, Inc.* 96,707
47,356 PTC Therapeutics, Inc.* 2,172,693
61,874 RAPT Therapeutics, Inc.* 70,536
477,570 Relay Therapeutics, Inc.* 2,134,738
467,606 Sutro Biopharma, Inc.* 897,804
79,288 Travere Therapeutics, Inc.* 1,622,233
225,649 Vanda Pharmaceuticals, Inc.* 995,112
165,223 Veracyte, Inc.* 7,514,342
21,630 Vir Biotechnology, Inc.* 224,952
49,807 Zentalis Pharmaceuticals, Inc.* 86,664
30,251,411
Building Products – 0.1%
25,697 Resideo Technologies, Inc.* 578,696
Capital Markets – 0.8%
492,233 BGC Group, Inc., Class A 4,695,903
79,495 DigitalBridge Group, Inc. 872,060
12,803 StoneX Group, Inc.* 1,402,184
6,970,147
Chemicals – 2.1%
75,006 American Vanguard Corp. 463,537
13,071 Arq, Inc.* 81,563
197,109 Aspen Aerogels, Inc.* 2,304,204
24,066 Core Molding Technologies,
Inc.* 355,455
252,594 Ecovyst, Inc.* 1,960,129
7,206 Intrepid Potash, Inc.* 189,446
52,539 Kronos Worldwide, Inc. 503,849
82,333 LSB Industries, Inc.* 694,891
131,971 Mativ Holdings, Inc. 1,260,323
88,024 Minerals Technologies, Inc. 6,750,561
56,344 Perimeter Solutions, Inc.* 704,300
22,027 PureCycle Technologies, Inc.*
(a)
205,071
22,285 Stepan Co. 1,412,646
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
248,429 Tronox Holdings PLC $ 2,551,366
19,437,341
Commercial Services & Supplies – 1.6%
18,700 ABM Industries, Inc. 997,832
27,253 ACCO Brands Corp. 143,351
172,937 Deluxe Corp. 4,010,409
148,947 Enviri Corp.* 1,426,912
509,129 Healthcare Services Group, Inc.* 5,646,241
19,990 Matthews International Corp.,
Class A 559,520
107,920 OPENLANE, Inc.* 2,191,855
29,689 Pitney Bowes, Inc. 264,529
455 UniFirst Corp. 97,516
15,338,165
Communications Equipment – 1.2%
56,975 Applied Optoelectronics, Inc.* 1,590,742
60,510 NETGEAR, Inc.* 1,673,102
313,229 NetScout Systems, Inc.* 7,467,379
78,683 Viasat, Inc.* 756,930
11,488,153
Construction & Engineering – 0.8%
16,239 Arcosa, Inc. 1,645,011
185,275 Great Lakes Dredge & Dock
Corp.* 2,036,172
2,507 IES Holdings, Inc.* 554,749
24,716 Limbach Holdings, Inc.* 2,285,736
1,815 Sterling Infrastructure, Inc.* 258,492
36,327 Tutor Perini Corp.* 875,117
7,655,277
Construction Materials – 0.2%
19,668 United States Lime & Minerals,
Inc. 2,174,887
Consumer Finance – 1.8%
83,876 Encore Capital Group, Inc.* 4,151,862
61,309 Enova International, Inc.* 6,886,227
249,809 Green Dot Corp., Class A* 2,215,806
134,917 Navient Corp. 1,844,315
3,512 Regional Management Corp. 125,695
29,712 Upstart Holdings, Inc.* 1,923,703
17,147,608
Consumer Staples Distribution & Retail – 0.9%
2,293 Natural Grocers by Vitamin
Cottage, Inc. 99,837
66,942 SpartanNash Co. 1,220,353
34,997 Sprouts Farmers Market, Inc.* 5,541,425
3,487 United Natural Foods, Inc.* 103,703
21,812 Weis Markets, Inc. 1,473,619
8,438,937
Containers & Packaging – 0.3%
241,048 O-I Glass, Inc.* 2,878,113
10,497 TriMas Corp. 255,077
3,133,190
Diversified Consumer Services – 1.4%
68,462 Adtalem Global Education, Inc.* 7,334,334
2,400 Graham Holdings Co., Class B 2,229,168

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Diversified Consumer Services – (continued)
34,969 Strategic Education, Inc. $ 3,435,005
12,998,507
Diversified REITs – 1.3%
33,109 Alexander & Baldwin, Inc. REIT 590,996
153,827 American Assets Trust, Inc.
REIT 3,734,920
436,893 Armada Hoffler Properties, Inc.
REIT 4,272,813
196,100 Empire State Realty Trust, Inc.,
Class A REIT 1,874,716
115,203 NexPoint Diversified Real Estate
Trust REIT 637,073
11,110,518
Diversified Telecommunication Services – 0.6%
78,327 AST SpaceMobile, Inc.* 1,585,339
7,301 ATN International, Inc. 113,531
8,472 Bandwidth, Inc., Class A* 150,547
680,077 Lumen Technologies, Inc.* 3,359,580
16,470 Shenandoah Telecommunications
Co. 177,876
5,386,873
Electric Utilities – 0.4%
79,866 Portland General Electric Co. 3,285,687
Electrical Equipment – 1.1%
15,346 Atkore, Inc. 1,249,778
131,032 Blink Charging Co.*
(a)
159,859
501,826 ChargePoint Holdings, Inc.*
(a)
482,857
12,664 Net Power, Inc.* 108,784
25,542 NEXTracker, Inc., Class A* 1,287,828
6,709 NuScale Power Corp.*
(a)
159,943
354,763 Plug Power, Inc.*
(a)
659,859
10,679 Powell Industries, Inc. 2,560,611
141,864 Thermon Group Holdings, Inc.* 3,926,795
67,272 TPI Composites, Inc.*
(a)
109,653
10,705,967
Electronic Equipment, Instruments & Components – 1.4%
13,611 Daktronics, Inc.* 223,356
4,034 Fabrinet (Thailand)* 872,191
7,893 FARO Technologies, Inc.* 250,366
185,795 Knowles Corp.* 3,517,099
53,456 Mirion Technologies, Inc.* 846,743
172,470 nLight, Inc.* 1,926,490
5,248 Ouster, Inc.* 52,270
12,071 PC Connection, Inc. 895,910
41,942 Powerfleet, Inc.* 247,877
23,019 Sanmina Corp.* 1,927,381
18,484 TTM Technologies, Inc.* 454,522
73,973 Vishay Precision Group, Inc.* 1,723,571
12,937,776
Energy Equipment & Services – 1.1%
286,008 Borr Drilling Ltd. (Mexico)* 992,448
20,031 Bristow Group, Inc.* 668,434
38,495 Expro Group Holdings NV* 486,192
36,735 Helix Energy Solutions Group,
Inc.* 294,615
15,977 Kodiak Gas Services, Inc. 747,404
Shares Description Value
aa
Common Stocks – (continued)
Energy Equipment & Services – (continued)
9,441 Nabors Industries Ltd.* $ 540,214
354,739 Oil States International, Inc.* 1,802,074
53,287 SEACOR Marine Holdings, Inc.* 361,286
83,707 Seadrill Ltd. (Norway)* 3,026,845
393,078 Transocean Ltd.* 1,540,866
10,460,378
Entertainment – 0.7%
295,816 AMC Entertainment Holdings,
Inc., Class A* 919,988
34,124 Cinemark Holdings, Inc.* 976,970
119,230 Madison Square Garden
Entertainment Corp.* 4,332,818
6,229,776
Financial Services – 4.0%
12,150 Alerus Financial Corp. 256,851
180,735 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 6,828,168
256,080 Burford Capital Ltd. 3,595,363
170,635 Enact Holdings, Inc. 5,764,050
19,562 Essent Group Ltd. 1,139,487
28,340 Flywire Corp.* 547,812
107,942 Jackson Financial, Inc., Class A 10,172,454
126,603 Merchants Bancorp 5,308,464
91,542 NMI Holdings, Inc., Class A* 3,535,352
83,751 Repay Holdings Corp.* 625,620
37,773,621
Food Products – 0.3%
18,384 Cal-Maine Foods, Inc. 1,983,634
85,999 Hain Celestial Group, Inc. (The)* 435,155
2,418,789
Gas Utilities – 1.2%
48,664 New Jersey Resources Corp. 2,333,439
113,068 ONE Gas, Inc. 7,987,124
1,683 Southwest Gas Holdings, Inc. 125,686
16,892 Spire, Inc. 1,198,656
11,644,905
Ground Transportation – 0.5%
136,091 Werner Enterprises, Inc. 4,912,885
Health Care Equipment & Supplies – 1.2%
38,231 AtriCure, Inc.* 1,524,270
104,185 Avanos Medical, Inc.* 1,794,066
217,919 Embecta Corp. 3,907,288
31,077 Inogen, Inc.* 363,290
5,757 Integra LifeSciences Holdings
Corp.* 150,258
27,064 Nevro Corp.* 137,214
2,023 OmniAb, Inc. 12.5 Earnout*
(b)
—
2,023 OmniAb, Inc. 15.00 Earnout*
(b)
—
50,803 Omnicell, Inc.* 2,285,627
12,350 Orthofix Medical, Inc.* 226,375
4,853 OrthoPediatrics Corp.* 116,472
7,237 Tactile Systems Technology,
Inc.* 126,720
23,671 Zimvie, Inc.* 327,607
10,959,187

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – 1.1%
92,101 agilon health, Inc.* $ 307,617
12,700 DocGo, Inc.* 62,103
360,731 Enhabit, Inc.* 3,030,140
21,287 GeneDx Holdings Corp.* 1,593,332
29,801 Joint Corp. (The)* 329,301
402,242 LifeStance Health Group, Inc.* 3,205,869
55,500 NeoGenomics, Inc.* 793,650
24,501 Pediatrix Medical Group, Inc.* 342,524
9,664,536
Health Care REITs – 1.0%
218,862 CareTrust REIT, Inc. REIT 5,799,843
237,755 Sabra Health Care REIT, Inc.
REIT 3,972,886
9,772,729
Health Care Technology – 0.1%
80,645 Definitive Healthcare Corp.* 391,935
163,849 Health Catalyst, Inc.* 922,470
1,314,405
Hotel & Resort REITs – 2.1%
251,099 Apple Hospitality REIT, Inc.
REIT 3,876,969
472,621 Chatham Lodging Trust REIT 4,130,707
638,247 RLJ Lodging Trust REIT 6,222,908
613,420 Service Properties Trust REIT 1,748,247
408,376 Summit Hotel Properties, Inc.
REIT 2,740,203
37,704 Xenia Hotels & Resorts, Inc.
REIT 564,052
19,283,086
Hotels, Restaurants & Leisure – 1.8%
117,270 BJ's Restaurants, Inc.* 4,244,001
204,185 Denny’s Corp.* 1,292,491
96,475 Dine Brands Global, Inc. 2,930,911
196,223 El Pollo Loco Holdings, Inc.* 2,329,167
8,862 Golden Entertainment, Inc. 290,142
38,609 International Game Technology
PLC 657,125
100,773 Life Time Group Holdings, Inc.* 2,921,409
18,845 RCI Hospitality Holdings, Inc. 1,046,651
19,095 Red Rock Resorts, Inc., Class A 936,610
16,648,507
Household Durables – 3.0%
69,740 Beazer Homes USA, Inc.* 1,545,438
4,113 Century Communities, Inc. 314,151
48,387 Ethan Allen Interiors, Inc. 1,500,965
419,745 GoPro, Inc., Class A* 408,034
15,133 Green Brick Partners, Inc.* 915,092
2,202 Helen of Troy Ltd.* 136,040
20,137 KB Home 1,351,193
63,912 Landsea Homes Corp.* 530,470
20,982 La-Z-Boy, Inc. 990,350
69,523 LGI Homes, Inc.* 6,207,013
55,182 M/I Homes, Inc.* 6,941,896
37,226 Meritage Homes Corp. 2,898,789
61,339 Taylor Morrison Home Corp.* 3,953,912
27,693,343
Shares Description Value
aa
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.4%
49,763 Ormat Technologies, Inc. $ 3,192,296
40,859 Sunnova Energy International,
Inc.* 105,008
3,297,304
Industrial REITs – 0.7%
812,654 LXP Industrial Trust REIT 6,761,281
Insurance – 2.5%
214,413 Ambac Financial Group, Inc.* 2,493,623
14,199 American Coastal Insurance
Corp. 173,086
72,785 CNO Financial Group, Inc. 2,907,033
43,253 Employers Holdings, Inc. 2,126,317
101,219 Fidelis Insurance Holdings Ltd.
(United Kingdom) 1,670,114
451,680 Genworth Financial, Inc., Class
A* 3,265,646
22,972 Heritage Insurance Holdings,
Inc.* 252,922
30,205 Horace Mann Educators Corp. 1,166,819
269,340 James River Group Holdings Ltd. 1,287,445
7,508 Lemonade, Inc.* 249,566
93,053 Mercury General Corp. 4,637,762
11,747 Stewart Information Services
Corp. 765,787
142,850 Universal Insurance Holdings,
Inc. 2,762,719
23,758,839
Interactive Media & Services – 1.3%
463,714 Bumble, Inc., Class A* 3,760,720
255,181 fuboTV, Inc.* 1,030,931
9,584 MediaAlpha, Inc., Class A* 109,162
1,014,504 Vimeo, Inc.* 6,807,322
11,708,135
IT Services – 0.2%
1,610 DigitalOcean Holdings, Inc.* 66,783
141,608 Fastly, Inc., Class A* 1,482,636
2,844 Hackett Group, Inc. (The) 87,823
98,681 Rackspace Technology, Inc.*
(a)
259,531
1,896,773
Leisure Products – 0.6%
12,281 Clarus Corp. 59,686
3,987 JAKKS Pacific, Inc.* 119,929
135,708 Smith & Wesson Brands, Inc. 1,423,577
528,893 Topgolf Callaway Brands Corp.* 4,157,099
5,760,291
Life Sciences Tools & Services – 0.7%
537,931 Adaptive Biotechnologies Corp.* 4,168,965
70,643 Codexis, Inc.* 295,994
271,275 Cytek Biosciences, Inc.* 1,397,066
80,750 MaxCyte, Inc.* 364,183
584,195 Pacific Biosciences of California,
Inc.*
(a)
899,660
7,125,868

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Machinery – 1.6%
8,386 Albany International Corp.,
Class A $ 677,170
19,819 Astec Industries, Inc. 691,881
2,939 Atmus Filtration Technologies,
Inc. 122,909
46,123 Columbus McKinnon Corp. 1,679,800
3,219 ESCO Technologies, Inc. 427,290
5,426 Gencor Industries, Inc.* 83,506
458,414 Hillman Solutions Corp.* 4,584,140
2,808 JBT Marel Corp. 373,464
9,839 Kennametal, Inc. 235,644
30,331 Manitowoc Co., Inc. (The)* 303,007
101,550 Mayville Engineering Co., Inc.* 1,609,567
56,400 Miller Industries, Inc. 3,720,708
15,518 Proto Labs, Inc.* 647,566
2,221 Tennant Co. 189,940
15,346,592
Marine Transportation – 0.7%
31,461 Costamare, Inc. (Monaco) 366,835
38,495 Genco Shipping & Trading Ltd. 556,638
222,596 Golden Ocean Group Ltd.
(Norway) 2,059,013
7,606 Matson, Inc. 1,078,911
33,557 Pangaea Logistics Solutions Ltd. 176,174
569,252 Safe Bulkers, Inc. (Monaco) 2,020,845
6,258,416
Media – 0.8%
76,334 AMC Networks, Inc., Class A* 735,097
1,805 Cable One, Inc. 548,738
591,536 EW Scripps Co. (The), Class A* 1,112,088
267,414 Gannett Co., Inc.* 1,208,711
675,614 Gray Media, Inc. 2,526,796
409,667 iHeartMedia, Inc., Class A* 909,461
37,202 Integral Ad Science Holding
Corp.* 390,993
7,431,884
Metals & Mining – 1.2%
20,008 Caledonia Mining Corp. PLC
(South Africa) 187,875
585,837 Coeur Mining, Inc.* 3,866,524
7,822 Metallus, Inc.* 116,861
37,956 Olympic Steel, Inc. 1,308,343
16,684 Piedmont Lithium, Inc.*
(a)
137,643
27,883 Ryerson Holding Corp. 623,464
113,496 SunCoke Energy, Inc. 1,065,728
31,481 Warrior Met Coal, Inc. 1,661,252
75,100 Worthington Steel, Inc. 2,181,655
11,149,345
Mortgage Real Estate Investment Trusts (REITs) – 2.1%
326,831 Arbor Realty Trust, Inc. REIT 4,376,267
83,922 ARMOUR Residential REIT,
Inc. REIT 1,579,412
284,572 BrightSpire Capital, Inc. REIT 1,602,140
312,698 Ladder Capital Corp. REIT 3,505,345
11,366 New York Mortgage Trust, Inc.
REIT 68,537
318,288 Orchid Island Capital, Inc. REIT 2,657,705
Shares Description Value
aa
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
164,086 PennyMac Mortgage Investment
Trust REIT $ 2,231,570
402,608 TPG RE Finance Trust, Inc.
REIT 3,385,933
19,406,909
Multi-Utilities – 1.3%
132,865 Black Hills Corp. 7,803,162
84,241 Northwestern Energy Group, Inc. 4,541,432
3,507 Unitil Corp. 187,870
12,532,464
Office REITs – 2.0%
149,089 City Office REIT, Inc. REIT 791,663
248,372 COPT Defense Properties REIT 7,312,072
288,713 Easterly Government Properties,
Inc. REIT 3,279,780
864,754 Hudson Pacific Properties, Inc.
REIT 2,706,680
304,987 JBG SMITH Properties REIT 4,730,348
24,468 Paramount Group, Inc. REIT 119,648
28,103 Piedmont Office Realty Trust,
Inc., Class A REIT 245,620
19,185,811
Oil, Gas & Consumable Fuels – 4.8%
71,257 Clean Energy Fuels Corp.* 235,861
111,935 CNX Resources Corp.* 3,064,780
10,778 Comstock Resources, Inc.* 200,040
13,761 Core Natural Resources, Inc. 1,243,169
51,310 Delek US Holdings, Inc. 916,397
41,330 Energy Fuels, Inc.* 219,462
79,337 Excelerate Energy, Inc., Class A 2,369,796
106,454 Golar LNG Ltd. (Cameroon) 4,338,000
20,159 Granite Ridge Resources, Inc. 124,784
182,740 Green Plains, Inc.* 1,631,868
5,409 International Seaways, Inc. 210,681
9,901 Kinetik Holdings, Inc. 637,921
239,288 Murphy Oil Corp. 6,372,239
1,129,016 Nordic American Tankers Ltd. 3,048,343
168,369 Northern Oil & Gas, Inc. 6,052,866
25,841 Par Pacific Holdings, Inc.* 432,061
55,939 PBF Energy, Inc., Class A 1,636,775
76,864 Peabody Energy Corp. 1,395,082
163,200 Ring Energy, Inc.* 212,160
122,519 Scorpio Tankers, Inc. (Monaco) 5,834,355
18,369 SFL Corp. Ltd. (Norway) 193,793
61,909 SM Energy Co. 2,350,066
165,889 Talos Energy, Inc.* 1,645,619
29,301 Vital Energy, Inc.* 934,702
45,300,820
Paper & Forest Products – 0.2%
16,498 Clearwater Paper Corp.* 530,411
11,076 Sylvamo Corp. 887,187
1,417,598
Passenger Airlines – 1.7%
59,021 Allegiant Travel Co. 6,045,521
15,554 Blade Air Mobility, Inc.* 59,883

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Passenger Airlines – (continued)
80,833 SkyWest, Inc.* $ 9,774,326
15,879,730
Personal Care Products – 0.4%
158,095 Herbalife Ltd.* 863,199
80,804 Honest Co., Inc. (The)* 517,954
247,957 Nu Skin Enterprises, Inc., Class
A 1,624,118
81,699 Olaplex Holdings, Inc.* 127,450
14,761 USANA Health Sciences, Inc.* 480,766
3,613,487
Pharmaceuticals – 1.7%
7,959 Ligand Pharmaceuticals, Inc.* 927,621
55,444 Phathom Pharmaceuticals, Inc.* 332,109
34,247 Phibro Animal Health Corp.,
Class A 746,927
47,017 Pliant Therapeutics, Inc.* 505,433
78,826 Prestige Consumer Healthcare,
Inc.* 6,051,472
188,359 Supernus Pharmaceuticals, Inc.* 7,227,335
15,790,897
Professional Services – 2.0%
1,020,515 Alight, Inc., Class A 6,990,528
691,805 Conduent, Inc.* 2,739,548
21,221 IBEX Holdings Ltd.* 467,074
27,941 Innodata, Inc.* 1,036,052
57,739 Korn Ferry 4,083,880
62,345 NV5 Global, Inc.* 1,174,580
344,768 Planet Labs PBC* 2,103,085
18,594,747
Real Estate Management & Development – 1.0%
194,201 Anywhere Real Estate, Inc.* 701,065
232,275 Compass, Inc., Class A* 1,683,994
191,620 Cushman & Wakefield PLC* 2,642,440
4,915 FRP Holdings, Inc.* 150,104
150,025 Kennedy-Wilson Holdings, Inc. 1,357,726
20,286 Marcus & Millichap, Inc. 774,114
49,568 Newmark Group, Inc., Class A 700,396
602,314 Opendoor Technologies, Inc.* 831,193
23,969 RE/MAX Holdings, Inc., Class
A* 239,211
25,666 Redfin Corp.* 205,328
9,285,571
Residential REITs – 0.9%
28,426 Centerspace REIT 1,726,879
135,664 NexPoint Residential Trust, Inc.
REIT 5,356,015
33,067 Veris Residential, Inc. REIT 527,088
7,609,982
Retail REITs – 1.7%
218,028 Kite Realty Group Trust REIT 5,047,348
122,142 Macerich Co. (The) REIT 2,538,111
213,345 Phillips Edison & Co., Inc. REIT 7,750,824
33,461 Tanger, Inc. REIT 1,098,190
16,434,473
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 0.4%
33,627 ACM Research, Inc., Class A* $ 691,035
9,139 Ambarella, Inc.* 701,144
10,233 Credo Technology Group
Holding Ltd.* 716,514
18,096 Ichor Holdings Ltd.* 496,916
11,757 Penguin Solutions, Inc.* 238,432
81,746 Rigetti Computing, Inc.*
(a)
1,076,595
2,192 Synaptics, Inc.* 186,101
4,106,737
Software – 2.5%
9,323 Alarm.com Holdings, Inc.* 565,627
57,064 Asana, Inc., Class A* 1,217,746
53,915 Bit Digital, Inc.*
(a)
169,832
891 BlackLine, Inc.* 56,890
11,796 C3.ai, Inc., Class A* 369,805
27,082 Commvault Systems, Inc.* 4,313,079
128,397 Consensus Cloud Solutions, Inc.* 3,636,203
48,899 Freshworks, Inc., Class A* 909,521
33,403 Hut 8 Corp. (Canada)* 724,511
47,221 I3 Verticals, Inc., Class A* 1,175,330
11,800 MARA Holdings, Inc.* 216,412
191,100 Olo, Inc., Class A* 1,410,318
9,151 Ooma, Inc.* 131,500
80,997 Pagaya Technologies Ltd., Class
A* 751,652
133,564 Riot Platforms, Inc.* 1,586,740
241,289 Verint Systems, Inc.* 6,123,915
23,359,081
Specialized REITs – 0.5%
56,196 Gladstone Land Corp. REIT 610,289
14,991 Safehold, Inc. REIT 243,004
740,453 Uniti Group, Inc. REIT 4,035,469
4,888,762
Specialty Retail – 2.0%
45,013 America's Car-Mart, Inc.* 2,191,683
123,936 Haverty Furniture Cos., Inc. 2,779,885
45,307 Leslie's, Inc.* 91,520
124,227 Monro, Inc. 2,439,818
77,218 National Vision Holdings, Inc.* 880,285
7,577 OneWater Marine, Inc., Class A* 136,916
136,302 Petco Health & Wellness Co.,
Inc.* 466,153
129,048 RealReal, Inc. (The)* 1,231,118
5,902 Revolve Group, Inc.* 186,385
22,677 Signet Jewelers Ltd. 1,343,159
331,260 Stitch Fix, Inc., Class A* 1,560,235
62,460 Urban Outfitters, Inc.* 3,461,533
132,677 Zumiez, Inc.* 2,117,525
18,886,215
Technology Hardware, Storage & Peripherals – 0.1%
21,960 Immersion Corp. 183,805
12,024 IonQ, Inc.* 474,828
5,765 Turtle Beach Corp.* 102,329
760,962
Textiles, Apparel & Luxury Goods – 0.2%
46,764 Figs, Inc., Class A* 266,087

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
33,408 G-III Apparel Group Ltd.* $ 1,042,998
33,709 Movado Group, Inc. 644,516
1,953,601
Tobacco – 0.7%
117,427 Universal Corp. 6,237,722
Trading Companies & Distributors – 1.2%
324,318 DNOW, Inc.* 4,825,852
53,002 DXP Enterprises, Inc.* 5,368,573
3,674 FTAI Aviation Ltd. 369,347
50,168 MRC Global, Inc.* 736,466
11,300,238
Water Utilities – 0.7%
57,276 California Water Service Group 2,594,030
23,857 Consolidated Water Co. Ltd. 624,576
66,925 SJW Group 3,361,643
6,580,249
Wireless Telecommunication Services – 0.9%
164,059 Spok Holdings, Inc. 2,638,069
160,223 Telephone and Data Systems,
Inc. 5,663,883
8,301,952
TOTAL COMMON STOCKS
(Cost $868,586,779)
923,431,373
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,259 4.308% 3,259
(Cost $3,259)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $868,590,038)
923,434,632
Shares x Dividend Rate Value x
a
Securities Lending Reinvestment Vehicle – 0.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,367,505 4.308% $ 4,367,505
(Cost $4,367,505)
TOTAL INVESTMENTS – 99.3%
(Cost $872,957,543)
$ 927,802,137
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
6,460,032
NET ASSETS – 100.0%
$ 934,262,169
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 67 03/21/25 $ 7,689,590 $ (88,88 9 )

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.2%
Aerospace & Defense – 2.6%
51,431 General Dynamics Corp. $ 13,216,739
4,762 General Electric Co. 969,400
3,601 Lockheed Martin Corp. 1,667,083
27,297 Northrop Grumman Corp. 13,301,009
10,410 Textron, Inc. 796,469
29,950,700
Air Freight & Logistics – 1.0%
103,047 United Parcel Service, Inc.,
Class B 11,771,059
Automobiles – 2.1%
60,100 Tesla, Inc.* 24,316,460
Banks – 2.7%
193,333 Citigroup, Inc. 15,743,106
19,804 Commerce Bancshares, Inc. 1,322,907
2,877 Cullen/Frost Bankers, Inc. 401,054
19,509 JPMorgan Chase & Co. 5,214,756
1,147 PNC Financial Services Group,
Inc. (The) 230,490
25,014 Prosperity Bancshares, Inc. 2,001,120
71,843 Wells Fargo & Co. 5,661,228
30,574,661
Beverages – 1.3%
15,185 Brown-Forman Corp., Class B 501,257
10,883 Coca-Cola Co. (The) 690,853
772 Coca-Cola Consolidated, Inc. 1,055,802
246,013 Monster Beverage Corp.* 11,983,293
3,194 PepsiCo, Inc. 481,304
14,712,509
Biotechnology – 2.4%
1,289 Amgen, Inc. 367,906
66,807 Natera , Inc.* 11,819,495
17,231 Regeneron Pharmaceuticals,
Inc.* 11,596,118
8,233 Vertex Pharmaceuticals, Inc.* 3,801,012
27,584,531
Broadline Retail – 4.6%
219,318 Amazon.com, Inc.* 52,127,502
Capital Markets – 2.7%
17,967 Ameriprise Financial, Inc. 9,762,549
60,252 CME Group, Inc. 14,250,803
19,343 Northern Trust Corp. 2,172,026
43,506 Robinhood Markets, Inc., Class
A* 2,260,137
23,604 Stifel Financial Corp. 2,734,523
31,180,038
Chemicals – 2.4%
50,991 Ecolab, Inc. 12,757,438
31,401 Linde PLC 14,008,614
26,766,052
Commercial Services & Supplies – 0.3%
17,209 Cintas Corp. 3,451,609
Communications Equipment – 1.5%
11,462 Arista Networks, Inc.* 1,320,766
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – (continued)
259,793 Cisco Systems, Inc. $ 15,743,456
17,064,222
Construction & Engineering – 0.6%
16,864 Comfort Systems USA, Inc. 7,365,352
Construction Materials – 0.4%
17,163 Vulcan Materials Co. 4,705,236
Consumer Finance – 1.1%
60,459 Capital One Financial Corp. 12,316,103
Consumer Staples Distribution & Retail – 1.1%
4,138 BJ's Wholesale Club Holdings,
Inc.* 409,869
92,258 Target Corp. 12,723,301
13,133,170
Diversified Telecommunication Services – 1.3%
379,385 Verizon Communications, Inc. 14,943,975
Electric Utilities – 1.1%
294,998 PG&E Corp. 4,616,719
112,773 Xcel Energy, Inc. 7,578,345
12,195,064
Electrical Equipment – 0.7%
25,817 Eaton Corp. PLC 8,427,701
Electronic Equipment, Instruments & Components – 0.2%
31,120 Amphenol Corp., Class A 2,202,674
Energy Equipment & Services – 1.0%
223,283 Halliburton Co. 5,809,824
142,377 Schlumberger NV 5,734,945
11,544,769
Entertainment – 0.4%
3,446 Netflix, Inc.* 3,365,915
19,540 ROBLOX Corp., Class A* 1,388,708
4,754,623
Financial Services – 5.5%
36,499 Berkshire Hathaway, Inc., Class
B* 17,105,986
10,141 Euronet Worldwide, Inc.* 998,889
69,416 Fiserv, Inc.* 14,996,633
36,277 Mastercard , Inc., Class A 20,149,334
243,052 Toast, Inc., Class A* 9,945,688
1,023 Visa, Inc., Class A 349,662
63,546,192
Ground Transportation – 0.2%
6,599 Avis Budget Group, Inc.* 591,930
87,142 Lyft, Inc., Class A* 1,179,903
1,771,833
Health Care Equipment & Supplies – 1.4%
13,997 Abbott Laboratories 1,790,636
23,510 Align Technology, Inc.* 5,151,276
1,838 Intuitive Surgical, Inc.* 1,051,115
41,862 Medtronic PLC 3,801,907
990 Stryker Corp. 387,377
19,136 Teleflex, Inc. 3,449,073

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
3,824 Zimmer Biomet Holdings, Inc. $ 418,652
16,050,036
Health Care Providers & Services – 2.6%
5,161 Encompass Health Corp. 512,332
1,769 McKesson Corp. 1,052,113
2,887 Quest Diagnostics, Inc. 470,870
56,319 Tenet Healthcare Corp.* 7,934,784
23,433 UnitedHealth Group, Inc. 12,712,168
37,905 Universal Health Services, Inc.,
Class B 7,147,367
29,829,634
Hotel & Resort REITs – 0.4%
366,552 Park Hotels & Resorts, Inc. REIT 4,944,786
Hotels, Restaurants & Leisure – 3.0%
89,198 Airbnb, Inc., Class A* 11,700,102
2,944 Booking Holdings, Inc. 13,947,377
41,785 DoorDash , Inc., Class A* 7,890,262
987 Marriott International, Inc.,
Class A 286,812
33,824,553
Household Products – 1.8%
123,151 Procter & Gamble Co. (The) 20,441,834
Independent Power and Renewable Electricity Producers – 0.0%
33,144 AES Corp. (The) 364,584
Industrial REITs – 0.0%
1,342 Prologis, Inc. REIT 160,034
Insurance – 1.4%
16,131 Marsh & McLennan Cos., Inc. 3,498,491
51,420 Travelers Cos., Inc. (The) 12,607,156
16,105,647
Interactive Media & Services – 8.3%
31,136 Alphabet, Inc., Class A 6,352,367
203,037 Alphabet, Inc., Class C 41,744,407
67,420 Meta Platforms, Inc., Class A 46,464,516
94,561,290
IT Services – 0.5%
10,528 Gartner, Inc.* 5,714,914
Leisure Products – 0.0%
27,656 Mattel, Inc.* 515,508
Life Sciences Tools & Services – 1.5%
61,833 IQVIA Holdings, Inc.* 12,450,693
11,850 Medpace Holdings, Inc.* 4,137,427
16,588,120
Machinery – 1.1%
16,067 Parker-Hannifin Corp. 11,360,172
2,147 Snap-on, Inc. 762,507
12,122,679
Media – 1.0%
10,556 Charter Communications, Inc.,
Class A* 3,646,992
67,316 Fox Corp., Class A 3,445,233
Shares Description Value
aa
Common Stocks – (continued)
Media – (continued)
35,367 Trade Desk, Inc. (The), Class A* $ 4,197,356
11,289,581
Multi-Utilities – 0.2%
7,736 DTE Energy Co. 927,392
15,052 Sempra 1,248,262
2,175,654
Oil, Gas & Consumable Fuels – 2.2%
67,439 Antero Resources Corp.* 2,516,824
11,741 Chevron Corp. 1,751,640
37,415 ConocoPhillips 3,697,725
439,178 Kinder Morgan, Inc. 12,068,611
18,489 Marathon Petroleum Corp. 2,694,032
46,783 Ovintiv , Inc. 1,975,178
24,704,010
Passenger Airlines – 0.3%
37,171 United Airlines Holdings, Inc.* 3,934,179
Pharmaceuticals – 3.1%
2,681 Eli Lilly & Co. 2,174,505
128,515 Johnson & Johnson 19,553,557
77,544 Zoetis, Inc. 13,252,270
34,980,332
Professional Services – 1.4%
6,948 Automatic Data Processing, Inc. 2,105,313
47,586 Equifax, Inc. 13,075,681
15,180,994
Real Estate Management & Development – 0.5%
77,854 CoStar Group, Inc.* 5,963,616
Semiconductors & Semiconductor Equipment – 9.6%
57,469 Advanced Micro Devices, Inc.* 6,663,530
140,365 Broadcom, Inc. 31,058,563
566,224 NVIDIA Corp. 67,986,516
2,860 QUALCOMM, Inc. 494,580
15,088 Texas Instruments, Inc. 2,785,396
108,988,585
Software – 9.9%
36,539 Adobe, Inc.* 15,983,986
3,920 Crowdstrike Holdings, Inc.,
Class A* 1,560,434
19,924 Datadog , Inc., Class A* 2,843,354
17,274 Dropbox, Inc., Class A* 555,359
2,135 Fair Isaac Corp.* 4,000,051
2,767 Fortinet, Inc.* 279,135
3,557 Intuit, Inc. 2,139,571
157,104 Microsoft Corp. 65,207,586
31,104 Oracle Corp. 5,289,546
13,984 ServiceNow , Inc.* 14,241,026
4,524 Workday, Inc., Class A* 1,185,560
113,285,608
Specialized REITs – 1.2%
14,844 Equinix , Inc. REIT 13,562,369
Specialty Retail – 0.9%
17,868 Bath & Body Works, Inc. 672,015
50,958 CarMax, Inc.* 4,364,043
2,295 Carvana Co.* 567,967

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
6,982 Ross Stores, Inc. $ 1,051,210
11,834 TJX Cos., Inc. (The) 1,476,765
4,680 Ulta Beauty, Inc.* 1,928,862
10,060,862
Technology Hardware, Storage & Peripherals – 8.1%
391,347 Apple, Inc. 92,357,892
3,326 Dell Technologies, Inc., Class C 344,574
92,702,466
Textiles, Apparel & Luxury Goods – 0.4%
9,962 Birkenstock Holding PLC
(Germany)* 589,153
8,492 Lululemon Athletica , Inc.* 3,517,386
4,106,539
Tobacco – 0.2%
51,314 Altria Group, Inc. 2,680,130
TOTAL COMMON STOCKS
(Cost $795,360,815)
1,121,244,579
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,723,254 4.308% $ 1,723,254
(Cost $1,723,254)
TOTAL INVESTMENTS – 98.4%
(Cost $797,084,069)
$ 1,122,967,833
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
18,129,772
NET ASSETS – 100.0%
$ 1,141,097,605
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 49 03/21/25 $ 14,864,763 $ 242,618

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
January 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts
are
contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2025:
(a)
Large Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,835,849 $ — $ —
North America 1,503,598,196 — —
Investment Company 6,029,312 — —
Total
$ 1,511,463,357 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (163,553) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 3,568,402 $ — $ —
North America 546,518,061 120,626 —
Investment Company 1,649,756 — —
Total
$ 551,736,219 $ 120,626 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (49,636) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 609,987 $ — $ —
Asia 3,412,443 — —
Europe 4,504,648 — —
North America 423,602,513 — —
Investment Company 2,627,289 — —
Securities Lending Reinvestment Vehicle 5,702,058 — —
Total
$ 440,458,938 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (35,977) $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 209,937 $ — $ —
Asia 1,679,552 — —
Europe 151,800 — —
North America 137,628,470 — —
Investment Company 1,264,832 — —
Securities Lending Reinvestment Vehicle 613,367 — —
Total
$ 141,547,958 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (11,836) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 4,525,875 $ — $ —
Asia 872,191 — —
Europe 15,171,800 — —
North America 902,861,507 — —
Investment Company 3,259 — —
Securities Lending Reinvestment Vehicle 4,367,505 — —
Total
$ 927,802,137 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$
(88,88 9 ) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 589,153 $ — $ —
North America 1,120,655,426 — —
Investment Company 1,723,254 — —
Total
$ 1,122,967,833 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 242,618 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)